================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5038

                           Clearwater Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
   (Address of principal executive offices)                         (Zip code)

                                 Jay A. Narverud
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                               Timothy Silva, Esq.
                   Wilmer Cutler Pickering Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
  ----------------------------------------------------------------------------
                    (Name and address for agent for service)

        Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2007
Date of reporting period: September 30, 2007

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
Common stocks:

   Consumer discretionary:
         2,300         ABERCROMBIE + FITCH CO                         $         50,218           185,610
         1,809         ACCO BRANDS CORP (b)                                     16,591            40,594
           300         ADVANCE AUTO PARTS                                       10,758            10,068
         6,950         AMAZON COM INC (b)                                      247,060           647,393
        10,950         AMERICAN EAGLE OUTFITTERS INC                           106,990           288,095
           900         AMERICAN GREETINGS CORP                                  13,869            23,760
         1,400         APPLEBEES INTL INC                                       36,640            34,832
           600         ARVINMERITOR INC                                         10,494            10,092
         2,392         AUTOLIV                                                 108,823           142,922
         1,600         AUTONATION INC DEL (b)                                   30,080            28,352
         5,100         AUTOZONE INC (b)                                        544,407           592,314
         7,075         BED BATH + BEYOND INC (b)                               262,609           241,399
         1,850         BELO CORP                                                30,400            32,116
         9,150         BEST BUY CO INC                                         284,656           421,083
         1,400         BIG LOTS INC (b)                                         15,477            41,776
         1,300         BLACK + DECKER CORPORATION                               44,208           108,290
         1,900         BORG WARNER INC                                         107,106           173,907
         2,700         BRINKER INTL INC                                         63,206            74,088
         5,300         BROCADE COMMUNICATIONS SYS INC (b)                       27,300            45,368
         2,525         CABLEVISION SYS CORP (b)                                      0            88,224
         4,168         CARMAX INC (b)                                           50,984            84,735
           330         CAVCO INDS INC DEL (b)                                      815            11,055
        13,289         CBS CORP CLASS B                                        366,122           418,604
           800         CDW CORP (b)                                             44,354            69,760
         6,600         CENTEX CORP                                              66,427           175,362
         4,575         CHEESECAKE FACTORY (b)                                  122,107           107,375
         8,000         CHICOS FAS INC (b)                                      141,425           112,400
         8,900         CIRCUIT CITY STORES INC                                 104,507            70,399
         3,245         CITADEL BROADCASTING CORP                                13,149            13,499
         4,575         CLEAR CHANNEL COMMUNICATIONS                            152,744           171,288
         9,200         COACH INC (b)                                           107,172           434,884
        61,517         COMCAST CORP NEW (b)                                  1,188,305         1,487,481
         1,300         COPART INC (b)                                           32,032            44,707
         7,800         COSTCO WHSL CORP NEW                                    237,671           478,686
         2,100         CROCS INC (b)                                            93,125           141,225
        10,798         D R HORTON INC                                          181,430           138,322
         2,800         DARDEN RESTAURANTS INC                                   65,099           117,208
        17,423         DIRECTV GROUP INC (b)                                   258,330           423,030
        42,260         DISNEY WALT CO                                          975,683         1,453,321
         4,800         DOLBY LABORATORIES INC (b)                              104,393           167,136
           500         DOLLAR TREE STORES INC (b)                               10,674            20,270
           300         DOW JONES + CO INC                                       10,650            17,910
         4,300         EASTMAN KODAK CO                                        100,539           115,068
         4,200         ECHOSTAR COMMUNICATIONS CORP N (b)                      152,597           196,602
         6,220         EXPEDIA INC DEL (b)                                     124,528           198,294
         5,800         FOOT LOCKER INC                                          91,055            88,914
        46,163         FORD MTR CO DEL                                         372,041           391,924
         7,700         FORTUNE BRANDS INC                                      266,191           627,473
         3,800         GAMESTOP CORP NEW (b)                                    15,311           214,130
           100         GANNETT INC                                               5,519             4,370
        14,300         GAP INC                                                 234,156           263,692
        12,100         GENERAL MTRS CORP (b)                                   281,388           444,070
         9,200         GENTEX CORP                                             131,306           197,248
           681         HANESBRANDS INC (b)                                      15,037            19,109
        14,850         HARLEY DAVIDSON INC                                      87,002           686,219
         2,050         HARMAN INTL INDS INC NEW                                168,613           177,366
         5,800         HARRAHS ENTMT INC                                       427,395           504,194
        10,450         HEARST ARGYLE TELEVISION INC                            256,253           271,282
         4,700         HERTZ GLOBAL HLDGS INC (b)                               88,290           106,784
         7,203         HILTON HOTELS CORP                                      169,355           334,867

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Consumer discretionary (Cont'd):
        48,025         HOME DEPOT INC                                 $        244,498         1,557,931
         2,514         IDEARC INC                                               64,034            79,116
         5,300         INTERNATIONAL GAME TECHNOLOGY                           181,663           228,430
         4,050         JOHNSON CTLS INC                                        215,228           478,346
         6,700         KB HOME                                                 275,037           167,902
        11,550         KOHLS CORP (b)                                           92,211           662,162
           700         LAMAR ADVERTISING CO                                     26,224            34,279
         1,300         LEAR CORP                                                21,307            41,730
         2,700         LEGGETT + PLATT INC                                      58,884            51,732
         1,800         LENNAR CORP                                              75,671            40,770
           262         LIBERTY GLOBAL INC (b)                                    3,916            10,129
        10,437         LIBERTY MEDIA CORP NEW (b)                              168,746           200,495
         2,631         LIBERTY MEDIA CORP NEW (b)                              156,652           328,428
        10,290         LIMITED BRANDS INC                                      118,493           235,538
           921         LIVE NATION INC (b)                                      11,411            19,571
         1,850         LIZ CLAIBORNE INC                                        62,867            63,511
        31,600         LOWES COS INC                                           670,577           885,432
         9,064         MACYS INC                                               244,139           292,948
        21,500         MARRIOTT INTL INC NEW                                    88,727           934,605
         6,500         MATTEL INC                                              118,061           152,490
        24,100         MCDONALDS CORP                                          577,586         1,312,727
         7,190         MCGRAW HILL COS INC                                     279,243           366,043
         3,300         MOHAWK INDS INC (b)                                     248,413           268,290
           974         MOVE INC (b)                                                  0             2,688
         3,800         NEWELL RUBBERMAID INC                                    86,564           109,516
        43,775         NEWS CORP                                               678,724           962,612
         6,400         NIKE INC                                                212,954           375,424
         5,000         NORDSTROM INC                                            52,596           234,450
         8,099         OFFICE DEPOT INC (b)                                    189,986           167,001
         3,300         OFFICEMAX INC DEL                                       114,939           113,091
         5,000         OMNICOM GROUP                                           168,958           240,450
         2,500         PENN NATL GAMING INC (b)                                 97,645           147,550
         3,700         PENNEY J C INC                                          142,894           234,469
         1,400         PETSMART INC                                             35,894            44,660
         1,500         POLO RALPH LAUREN CORP                                   31,320           116,625
        12,249         PULTE HOMES INC                                         224,856           166,709
           100         RADIOSHACK CORP                                           1,933             2,066
         3,000         REGAL ENTMT GROUP                                        55,920            65,850
         6,000         ROSS STORES INC                                         148,772           153,840
         2,300         RYLAND GROUP INC                                         91,313            49,289
         1,000         SCHOLASTIC CORP (b)                                      28,560            34,860
         2,200         SCRIPPS E W CO OH                                        94,412            92,400
         1,979         SEARS HLDGS CORP (b)                                    201,984           251,729
         1,100         SHERWIN WILLIAMS CO                                      50,106            72,281
           700         SNAP ON INC                                              17,991            34,678
           900         STANLEY WORKS                                            27,855            50,517
        12,150         STAPLES INC                                             173,534           261,104
        13,950         STARBUCKS CORP (b)                                      212,771           365,490
         5,010         STARWOOD HOTELS + RESORTS INC                           224,617           304,358
           946         STATION CASINOS INC                                      63,967            82,756
        15,000         TARGET CORP                                             493,687           953,550
         3,000         TIFFANY + CO NEW                                         86,618           157,050
        17,108         TIM HORTONS INC                                         366,842           596,214
        85,800         TIME WARNER INC NEW                                   1,181,330         1,575,288
         9,600         TJX COS INC NEW                                         195,117           279,072
         1,800         TOLL BROS INC (b)                                        42,975            35,982
           973         TRIBUNE CO NEW                                           29,526            26,582
         6,600         TRW AUTOMOTIVE HLDGS CORP (b)                           186,795           209,088
         3,227         URBAN OUTFITTERS INC (b)                                 61,562            70,349
         1,700         V F CORP                                                 87,065           137,275
         5,712         VIACOM INC NEW (b)                                      247,264           222,597

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Consumer discretionary (Cont'd):
         5,249         VIRGIN MEDIA INC                               $        109,000           127,393
         1,166         WABCO HLDGS INC                                          40,995            54,511
        42,146         WAL MART STORES INC                                   1,985,946         1,839,673
         3,500         WARNER MUSIC GROUP CORP                                  54,198            35,350
           100         WASHINGTON POST CO                                       74,901            80,280
        12,633         WENDYS INTL INC                                         323,241           441,018
         3,779         WHIRLPOOL CORP                                          172,356           336,709
         5,800         WILEY JOHN + SON                                        237,533           260,594
         1,000         WILLIAMS SONOMA INC                                      32,379            32,620
         5,989         WYNDHAM WORLDWIDE CORP                                   97,386           196,200
        11,616         YUM BRANDS INC                                          154,802           392,969
         2,400         ZALE CORP NEW (b)                                        39,515            55,536
                                                                      ----------------   ---------------
                                                                            23,060,346        35,495,510           10.54%
   Consumer staples:
        52,800         ALTRIA GROUP INC                                      1,670,123         3,671,184
        26,442         ANHEUSER BUSCH COS INC                                1,259,463         1,321,836
        12,100         ARCHER DANIELS MIDLAND CO                               244,496           400,268
         9,362         AVON PRODS INC                                          275,428           351,356
         1,800         BROWN FORMAN CORP                                        67,093           134,838
         6,200         CAMPBELL SOUP CO                                        168,826           229,400
        43,900         COCA COLA CO                                          1,478,182         2,522,933
         5,700         COCA COLA ENTERPRISES INC                               120,731           138,054
        18,590         COLGATE PALMOLIVE CO                                  1,052,590         1,325,839
         8,000         CONAGRA INC                                             182,521           209,040
        35,222         CVS CAREMARK CORP                                       672,197         1,395,848
         2,900         DEAN FOODS CO NEW                                        79,989            74,182
        11,773         DEL MONTE FOODS CO                                      127,926           123,617
         6,200         GENERAL MLS INC                                         277,056           359,662
         2,300         HANSEN NAT CORP (b)                                     101,902           130,364
         5,575         HEINZ H J CO                                            190,266           257,565
         2,200         HERSHEY CO / THE                                        111,290           102,102
         1,300         HORMEL FOODS CORP                                        29,432            46,514
         4,100         KELLOGG CO                                              179,871           229,600
         7,250         KIMBERLY CLARK CORP                                     420,840           509,385
        36,538         KRAFT FOODS INC                                         555,197         1,260,926
        14,400         KROGER CO                                               246,089           410,688
         1,867         LAUDER ESTEE COS INC                                     70,634            79,273
         4,100         LOEWS CORP                                              107,638           337,143
         1,600         MCCORMICK + CO INC                                       55,297            57,552
         1,200         MOLSON COORS BREWING CO                                  78,697           119,604
         1,000         NBTY INC (b)                                             21,300            40,600
         2,400         PEPSI BOTTLING GROUP INC                                 52,032            89,208
        36,026         PEPSICO INC                                           1,534,320         2,639,265
        72,439         PROCTER AND GAMBLE CO                                 1,859,225         5,095,359
         9,800         RITE AID CORP (b)                                        39,788            45,276
        13,119         SAFEWAY INC                                             329,213           434,370
         9,850         SARA LEE CORP                                           159,763           164,397
         1,300         SMITHFIELD FOODS INC (b)                                 35,157            40,950
         2,800         SMUCKER J M CO                                          147,000           149,576
         5,255         SUPERVALU INC                                           109,897           204,998
         9,200         SYSCO CORP                                              162,248           327,428
         9,527         TYSON FOODS INC (DEL)                                   111,286           170,057
         2,900         UST INC                                                  80,807           143,840
        27,350         WALGREEN CO                                             324,378         1,292,014
         2,400         WHOLE FOODS MKT INC                                      64,365           117,504
         6,213         WRIGLEY WM JR CO                                        215,561           399,061
                                                                        --------------   ---------------
                                                                            15,070,113        27,152,674            8.06%
   Energy:
         6,746         ANADARKO PETE CORP                                      210,009           362,598
         9,134         APACHE CORP                                             389,377           822,608
         6,900         BAKER HUGHES INC                                        421,475           623,553

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------

   Energy (Cont'd):
         6,900         BJ SVCS CO                                     $        191,184           183,195
         8,588         BP PLC (d)                                              211,116           595,578
         2,500         CHENIERE ENERGY INC (b)                                  88,723            97,925
        16,686         CHESAPEAKE ENERGY CORP                                  404,571           588,348
        45,595         CHEVRON CORP                                          2,179,507         4,266,780
        34,543         CONOCOPHILLIPS                                        1,143,534         3,031,839
         7,923         DEVON ENERGY CORPORATION NEW                            308,781           659,194
         6,300         DRESSER RAND GROUP INC (b)                              220,910           269,073
        13,900         EL PASO CORP                                            103,337           235,883
         4,554         ENSCO INTL INC                                          193,114           255,479
         8,500         EOG RESOURCES INC                                        80,824           614,805
       124,733         EXXON MOBIL CORP                                      5,587,880        11,545,286
         9,500         GLOBAL INDUSTRIES INC (b)                               242,393           244,720
         2,421         GRANT PRIDECO INC (b)                                   103,909           131,993
        20,158         HALLIBURTON CO                                          464,616           774,067
         5,800         HELIX ENERGY SOLUTIONS GROUP (b)                        237,945           246,268
         6,200         HELMERICH AND PAYNE INC                                  82,265           203,546
         3,507         HERCULES OFFSHORE INC (b)                               120,823            91,568
        13,786         MARATHON OIL CORP                                       401,110           786,078
         2,400         MURPHY OIL CORP                                          32,055           167,736
         5,367         NATIONAL OILWELL VARCO INC (b)                          254,016           775,532
         5,142         NEWFIELD EXPL CO                                        222,527           247,639
         5,800         NOBLE ENERGY INC                                         74,136           406,232
        28,500         OCCIDENTAL PETE CORP                                    267,374         1,826,280
         4,600         OCEANEERING INTL INC (b)                                235,451           348,680
         6,700         PATTERSON UTI ENERGY INC                                180,867           151,219
         3,200         PIONEER NAT RES CO                                       48,507           143,936
         2,905         QUICKSILVER RES INC (b)                                 119,305           136,680
         5,000         ROWAN COS INC                                           204,475           182,900
        23,900         SCHLUMBERGER LTD                                      1,323,209         2,509,500
         2,200         SMITH INTL INC                                           38,951           157,080
         9,600         SUNOCO INC                                              108,241           679,488
         5,500         SUPERIOR ENERGY SVCS INC (b)                            222,668           194,920
        10,400         TETRA TECHNOLOGIES INC DEL (b)                          288,028           219,856
         1,900         TIDEWATER INC                                           133,561           119,396
         7,493         TRANSOCEAN INC (b)                                      199,092           847,084
        10,702         VALERO ENERGY CORP                                      210,999           718,960
         9,060         WILLIAMS COS INC                                        101,393           308,584
         6,758         XTO ENERGY INC                                          127,278           417,915
                                                                      ----------------   ---------------
                                                                            17,779,532        37,190,000            11.04%
   Financials:
        12,050         AFLAC INC                                               419,307           687,332
         9,000         ALLIED CAP CORP NEW                                     196,349           264,510
        13,300         ALLSTATE CORP                                           645,723           760,627
         8,000         AMB PPTY CORP                                           259,171           478,480
         1,300         AMBAC FINL GROUP INC                                     91,536            81,783
        19,933         AMERICAN EXPRESS CO                                     758,157         1,183,422
         2,200         AMERICAN FINL RLTY TR                                    24,376            17,710
        48,685         AMERICAN INTL GROUP INC                               1,158,837         3,293,540
         8,200         AMERICREDIT CORP (b)                                    141,934           144,156
         7,391         AMERIPRISE FINL INC                                     288,205           466,446
         4,800         AON CORP                                                 95,152           215,088
         1,631         APARTMENT INVT + MGMT CO                                 55,426            73,607
         4,696         ARCHSTONE SMITH TR                                      249,148           282,417
         3,100         ASSOCIATED BANC CORP                                    105,586            91,853
         9,900         ASTORIA FINL CORP                                        87,763           262,647
        93,083         BANK AMER CORP                                        3,111,092         4,679,282
        25,701         BANK NEW YORK MELLON CORP                               819,444         1,134,442
         8,658         BB+T CORP                                               244,238           349,697
         3,000         BEAR STEARNS COS INC                                    328,641           368,430
           688         BOSTON PPTYS INC                                         65,527            71,483


                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Financials (Cont'd):
         2,180         BROADRIDGE FINL SOLUTIONS INC                  $         33,318            41,311
         9,736         CAPITAL ONE FINL CORP                                   537,687           646,762
         2,000         CAPITALSOURCE INC                                        51,170            40,480
         2,100         CB RICHARD ELLIS GROUP INC (b)                           50,437            58,464
         6,300         CHUBB CORP                                              240,959           337,932
         2,756         CINCINNATI FINL CORP                                    103,501           119,362
         2,300         CIT GROUP INC NEW                                        61,304            92,460
       101,459         CITIGROUP INC                                         2,551,008         4,735,092
           700         CME GROUP INC                                           233,488           411,145
        28,722         COLONIAL BANCGROUPINC                                   650,228           620,970
         2,100         COLONIAL PPTYS TR                                        82,205            72,030
         3,200         COMERICA INC                                            171,938           164,096
         6,205         COMMERCE BANCORP INC N J                                196,189           240,630
        11,200         CONSECO INC (b)                                         206,138           179,200
        18,354         COUNTRYWIDE FINL CORP                                   475,926           348,910
        11,680         DISCOVER FINL SVCS                                      208,307           242,944
        15,500         E TRADE FINL CORP (b)                                   202,154           202,430
         5,016         EQUITY RESIDENTIAL                                      159,472           212,478
         8,600         ERIE INDTY CO                                           446,989           525,718
        17,950         FEDERAL HOME LN MTG CORP                                 54,545         1,059,230
        20,254         FEDERAL NATL MTG ASSN                                 1,112,850         1,231,646
         3,981         FIDELITY NATL FINL INC                                   76,148            69,588
         4,742         FIDELITY NATL INFORMATION SVC                           173,614           210,403
        12,735         FIFTH THIRD BANCORP                                     486,336           431,462
         8,450         FIRST HORIZON NATL CORP                                 255,733           225,277
         1,900         FIRST MARBLEHEAD CORP                                    73,806            72,067
         1,200         FOREST CITY ENTERPRISES INC                              54,504            66,192
         8,645         FRANKLIN RES INC                                        158,797         1,102,238
         1,800         GALLAGHER ARTHUR J + CO                                  55,152            52,146
        16,600         GENERAL GROWTH PPTYS INC                                187,445           890,092
         4,000         GENWORTH FINL INC                                       120,777           122,920
         8,326         GOLDMAN SACHS GROUP INC                               1,000,881         1,804,577
         4,700         HARTFORD FINANCIAL SVCS GRP                             259,891           434,985
        14,600         HCP INC                                                 243,645           484,282
        13,167         HOST HOTELS + RESORTS INC                               267,595           295,467
         6,400         HRPT PPTYS TR                                            57,603            63,296
           110         HSBC HLDGS PLC (d)                                        5,494            10,186
         8,141         HUNTINGTON BANCSHARES INC                               154,494           138,234
         2,400         INDYMAC BANCORP INC                                      77,484            56,664
         1,200         INTERCONTINENTALEXCHANGE INC (b)                        185,334           182,280
         5,600         INVESTMENT TECHNOLOGY GROUP (b)                         243,684           240,688
         4,500         ISTAR FINL INC                                           99,476           152,955
         4,400         JANUS CAP GROUP INC                                      64,273           124,432
         2,700         JEFFRIES GROUP INC NEW                                   75,128            75,141
        77,040         JPMORGAN CHASE + CO                                   2,481,479         3,529,973
        12,100         KEYCORP NEW                                             225,332           391,193
         1,200         KILROY RLTY CORP                                         86,850            72,756
         3,301         KIMCO RLTY CORP                                         100,995           149,238
         1,400         LAZARD LTD                                               69,209            59,360
         2,452         LEGG MASON INC                                          231,910           206,679
         9,494         LEHMAN BROTHERS HLDGS INC                               352,192           586,065
         1,600         LEUCADIA NATL CORP                                       27,592            77,152
         6,948         LINCOLN NATL CORP IN                                    251,421           458,360
         6,300         LOEWS CORP                                               49,966           304,605
         1,060         M + T BK CORP                                            97,320           109,657
         5,600         MACK CA RLTY CORP                                       178,832           230,160
         9,482         MANULIFE FINL CORP                                      135,056           391,227
         9,276         MARSH + MCLENNAN COS INC                                257,563           236,538
         2,000         MARSHALL + ILSLEY CORP                                   51,520            87,540
         4,850         MBIA INC                                                254,638           296,093
        18,690         MERRILL LYNCH + CO INC                                  979,761         1,332,223

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Financials (Cont'd):
         8,000         METLIFE INC                                    $        318,745           557,840
         6,800         MGIC INVT CORP WIS                                      163,404           219,708
         3,200         MOODYS CORP                                             128,540           161,280
        23,360         MORGAN STANLEY                                        1,054,804         1,471,680
         4,500         NASDAQ STK MKT INC (b)                                  139,568           169,560
        16,290         NATIONAL CITY CORP                                      298,674           408,716
           800         NATIONWIDE FINL SVCS INC                                 25,928            43,056
         1,549         NEW YORK CMNTY BANCORP INC                               27,470            29,508
         3,802         NORTHERN TRUST CORP                                     184,623           251,959
         1,400         NYMEX HLDGS INC                                         184,499           182,252
         4,400         NYSE EURONEXT                                           321,574           348,348
        11,125         OLD REP INTL CORP                                       221,092           208,483
        16,400         ONEBEACON INSURANCE GROUP LTD                           403,115           353,420
        15,523         PEOPLES UTD FINL INC                                    218,427           268,237
           255         PIPER JAFFRAY COS (b)                                     7,794            13,668
         3,485         PLUM CREEK TIMBER CO INC                                 79,081           155,989
         1,344         PMI GROUP INC                                            56,424            43,949
         3,925         PNC FINL SVCS GROUP INC                                 179,373           267,293
         9,700         POPULAR INC                                             159,297           119,116
        18,300         PRICE T ROWE GROUP INC                                  121,342         1,019,127
         2,550         PRINCIPAL FINANCIAL GROUP                                69,037           160,880
        21,209         PROGRESSIVE CORP OHIO                                   420,576           411,667
         5,472         PROLOGIS                                                247,765           363,067
         8,500         PRUDENTIAL FINL INC                                     341,982           829,430
         2,991         PUBLIC STORAGE                                          238,179           235,242
         1,000         RADIAN GROUP INC                                         47,230            23,280
         1,125         RAYMOND JAMES FINANCIAL INC                              12,570            36,956
         2,700         REALTY INCOME CORP                                       68,166            75,465
        12,390         REGIONS FINL CORP NEW                                   340,140           365,257
           300         REINSURANCE GROUP AMER INC                               12,570            17,007
         1,100         SAFECO CORP                                              54,889            67,342
        25,700         SCHWAB CHARLES CORP                                     229,436           555,120
         5,126         SIMON PPTY GROUP INC NEW                                352,978           512,600
         9,050         SLM CORP                                                344,037           449,514
         7,245         SOVEREIGN BANCORP INC                                    91,649           123,455
           500         ST JOE CO                                                16,215            16,805
        11,735         STATE STREET CORPORATION                                588,179           799,858
         4,334         SUNTRUST BKS INC                                        279,900           327,954
         4,200         SYNOVUS FINL CORP                                       112,014           117,810
        23,200         TCF FINANCIAL CORP                                      200,798           607,376
         7,566         TD AMERITRADE HLDG CORP (b)                             121,495           137,853
         6,300         THORNBURG MTG INC                                       155,831            80,955
         1,900         TORCHMARK INC                                            80,235           118,408
         1,100         TRANSATLANTIC HLDGS INC                                  71,062            77,363
        15,188         TRAVELERS COS INC                                       555,385           764,564
         4,000         UNITRIN INC                                             101,606           198,360
         5,600         UNUM GROUP                                               84,370           137,032
        33,285         US BANCORP DEL                                          783,214         1,082,761
         1,592         VALLEY NATL BANCORP                                      29,024            35,311
         2,245         VORNADO RLTY TR                                         181,657           245,491
        38,860         WACHOVIA CORP 2ND NEW                                 1,604,922         1,948,829
         3,600         WALTER INDS INC                                          97,326            96,840
        19,705         WASHINGTON MUT INC                                      351,733           695,784
        69,853         WELLS FARGO + CO NEW                                    889,765         2,488,164
        26,044         WESTERN UN CO                                            79,377           546,143
         7,225         XL CAPITAL LTD                                           92,119           572,220
           500         ZIONS BANCORP                                            29,372            34,335
                                                                      ----------------   ---------------
                                                                            40,854,927        63,964,314            18.99%
  Healthcare:
        33,268         ABBOTT LABS                                           1,274,159         1,783,830
           300         ADVANCED MED OPTICS INC (b)                              10,094             9,177
        18,800         AETNA INC                                               151,653         1,020,276

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
  Healthcare (Cont'd):
         4,886         ALLERGAN INC                                   $        171,647           315,000
         3,600         AMERISOURCEBERGEN CORP                                  105,138           163,188
        25,150         AMGEN INC (b)                                           102,792         1,422,736
         1,800         AMYLIN PHARMACEUTICALS INC (b)                           55,884            90,000
         1,800         APPLERA CORP APPLIED BIOSYS                              37,429            62,352
         1,300         BARD C R INC                                             78,455           114,647
         7,800         BARR PHARMACEUTICALS INC (b)                            393,492           443,898
         2,100         BAUSCH + LOMB INC                                       103,026           134,400
        11,400         BAXTER INTL INC                                         240,978           641,592
         6,500         BECTON DICKINSON + CO                                   417,630           533,325
        20,437         BIOGEN IDEC INC (b)                                     566,653         1,355,586
        16,650         BOSTON SCIENTIFIC CORP (b)                              254,862           232,268
        39,900         BRISTOL MYERS SQUIBB CO                                 999,000         1,149,918
         7,335         CARDINAL HEALTH INC                                     408,005           458,658
         9,336         CELGENE CORP (b)                                        254,961           665,750
           900         CEPHALON INC (b)                                         55,152            65,754
         6,600         CIGNA CORP                                              107,215           351,714
         1,400         COVANCE INC (b)                                          82,457           109,060
         2,546         COVENTRY HEALTH CARE INC (b)                            100,005           158,387
         9,825         COVIDIEN LTD (b)                                        320,544           407,738
        16,603         CYTYC CORP (b)                                          420,454           791,133
         3,225         DAVITA INC (b)                                          123,269           203,756
           180         EDWARDS LIFESCIENCES CORP (b)                             1,872             8,876
         5,400         EXPRESS SCRIPTS INC (b)                                 130,689           301,428
         4,526         FOREST LABS INC (b)                                     172,727           168,775
           100         GEN PROBE INC NEW (b)                                     5,058             6,658
         7,600         GENENTECH INC (b)                                       371,741           592,952
         5,200         GENZYME CORP (b)                                        283,372           322,192
        18,860         GILEAD SCIENCES INC (b)                                 375,927           770,808
         3,152         GLAXOSMITHKLINE PLC (d)                                  76,079           167,686
         2,450         HEALTH NET INC (b)                                       64,669           132,423
         1,400         HILLENBRAND INDS INC                                     76,636            77,028
         6,000         HLTH CORP (b)                                            58,236            85,020
         2,005         HOSPIRA INC (b)                                          50,661            83,107
         3,900         HUMANA INC (b)                                           39,107           272,532
         1,300         IMCLONE SYS INC (b)                                      38,989            53,742
         2,100         IMS HEALTH INC                                           52,215            64,344
         2,500         INVITROGEN CORP (b)                                     164,832           204,325
        57,479         JOHNSON + JOHNSON                                     1,812,234         3,776,370
         1,931         KINETIC CONCEPTS INC (b)                                 71,019           108,677
         4,300         KING PHARMACEUTICALS INC (b)                             44,032            50,396
         3,400         LABORATORY CORP AMER HLDGS (b)                           99,252           265,982
        21,794         LILLY ELI + CO                                          954,591         1,240,732
         1,950         LINCARE HLDGS INC (b)                                    58,492            71,468
         1,800         MANOR CARE INC NEW                                       62,530           115,920
         5,100         MCKESSON CORP                                           182,537           299,829
         4,878         MEDCO HEALTH SOLUTIONS INC (b)                          137,776           440,922
           100         MEDICIS PHARMACEUTICAL CORP                               2,845             3,051
        27,050         MEDTRONIC INC                                           100,935         1,525,891
        42,086         MERCK + CO INC                                        1,399,722         2,175,425
           953         MILLIPORE CORP (b)                                       60,735            72,237
         4,700         MYLAN LABS INC                                           53,880            75,012
         1,900         OMNICARE INC                                             56,919            62,947
           800         PATTERSON COS INC (b)                                    27,744            30,888
         3,300         PDL BIOPHARMA INC (b)                                    58,434            71,313
       150,075         PFIZER INC                                            1,216,193         3,666,332
         1,400         PHARMACEUTICAL PROD DEV INC                              32,993            49,616
           300         PHARMERICA CORP (b)                                       3,215             4,476
         4,050         QUEST DIAGNOSTICS INC                                   172,268           233,969
        28,903         SCHERING PLOUGH CORP                                    521,414           914,202
         2,674         SEPRACOR INC (b)                                         70,049            73,535

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
  Healthcare (Cont'd):
        12,600         SERVICE CORP INTL                              $         90,438           162,540
         7,039         ST JUDE MED INC (b)                                     200,879           310,209
        15,650         STRYKER CORP                                             60,399         1,076,094
        15,100         TENET HEALTHCARE CORP (b)                                95,508            50,736
         2,157         TEVA PHARMACEUTICAL INDS LTD (d)                         40,824            95,922
        26,870         UNITEDHEALTH GROUP INC                                  668,004         1,301,314
         1,300         UNIVERSAL HEALTH SVCS INC                                63,190            70,746
         5,800         VARIAN MED SYS INC (b)                                  213,788           242,962
         6,200         VCA ANTECH INC (b)                                      205,792           258,850
         2,175         WATSON PHARMACEUTICALS INC (b)                           50,706            70,470
         3,500         WEBMD HEALTH CORP (b)                                   166,478           182,350
        14,349         WELLPOINT INC (b)                                       712,808         1,132,423
        30,567         WYETH                                                 1,285,993         1,361,760
         3,774         ZIMMER HOLDINGS INC (b)                                 239,727           305,656
                                                                      ----------------   ---------------
                                                                            20,092,105        37,947,259            11.26%
   Industrials:
        14,250         3M CO                                                 1,022,084         1,333,515
         4,910         AGCO CORP (b)                                           206,209           249,281
         2,750         ALLIED WASTE INDUSTRIES INC (b)                          16,321            35,063
         3,500         AMERICAN STD COS INC DEL                                 97,560           124,670
        10,221         AMR CORP DEL (b)                                        197,705           227,826
         1,700         AVERY DENNISON CORP                                      90,518            96,934
         6,200         BLOCK H + R INC                                          58,017           131,316
        18,700         BOEING CO                                               442,349         1,963,313
         6,347         BURLINGTON NORTHN SANTA FE                              228,387           515,186
           600         CARLISLE COS INC                                         15,924            29,160
        13,204         CATERPILLAR INC                                         478,888         1,035,590
         4,000         CERIDIAN CORP NEW (b)                                    76,450           138,960
           300         CHECKFREE CORP (b)                                       11,346            13,962
         2,900         CINTAS CORP                                              94,801           107,590
         2,100         CON WAY INC                                              20,609            96,600
        12,675         CRANE CO                                                213,729           608,020
        10,200         CSX CORP                                                107,400           435,846
         1,900         CUMMINS INC                                              53,831           242,991
         3,200         DANAHER CORP                                            122,770           264,672
         4,650         DEERE + CO                                              330,625           690,153
         1,000         DEVRY INC DEL                                            19,142            37,010
         3,893         DISCOVERY HLDG CO (b)                                    45,381           112,313
           300         DONALDSON CO INC                                         10,200            12,528
         6,000         DONNELLEY R R + SONS CO                                 205,226           219,360
         3,325         DOVER CORP                                              122,574           169,409
         8,000         DUN + BRADSTREET CORP DEL NEW                           198,826           788,880
         3,000         EATON CORP                                              103,554           297,120
        19,700         EMERSON ELEC CO                                         559,227         1,048,434
         1,397         ENERGIZER HLDGS INC (b)                                  87,823           154,857
         3,400         EXPEDITORS INTL WA INC                                  142,591           160,820
         1,400         FASTENAL CO                                              43,652            63,574
        11,275         FEDEX CORP                                              224,125         1,181,056
        10,550         FISERV INC (b)                                           95,145           536,573
         3,675         FLUOR CORP NEW                                           96,907           529,127
           700         FOSTER WHEELER LTD (b)                                   76,815            91,896
         3,700         GARDNER DENVER INC (b)                                  158,897           144,300
         1,400         GATX CORPORATION                                         24,276            59,850
         7,200         GENERAL DYNAMICS CORP                                   347,694           608,184
       225,000         GENERAL ELEC CO                                       5,349,442         9,315,000
           700         GENERALE CABLE CORP (b)                                  50,306            46,984
         5,050         GENUINE PARTS CO                                        153,969           252,500
         3,700         GOODRICH CORP                                           111,298           252,451
         5,000         GRACO INC                                               197,875           195,550
         1,700         GRAINGER W W INC                                         74,317           155,023
         2,200         HARSCO CORP                                              59,517           130,394
        14,400         HONEYWELL INTL INC                                      366,044           856,368

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Industrials (Cont'd):
         1,400         HUBBELL INC                                    $         56,152            79,968
         2,600         HUNT J B TRANS SVCS INC                                  55,113            68,380
        11,924         ILLINOIS TOOL WKS INC                                   497,186           711,147
           150         IRON MTN INC PA (b)                                       4,022             4,572
         2,800         ITT CORP NEW                                            116,998           190,204
         1,300         ITT EDL SVCS INC (b)                                     52,038           158,197
         5,468         JACOBS ENGR GROUP INC (b)                               167,658           413,271
         3,238         JOY GLOBAL INC                                          162,984           164,685
         2,700         L 3 COMMUNICATIONS HLDG CORP                            176,123           275,778
         1,000         LANDSTAR SYS INC                                         30,070            41,970
         1,200         LENNOX INTL INC                                          41,826            40,560
         8,700         LOCKHEED MARTIN CORP                                    466,468           943,863
         2,600         MANITOWOC INC                                           107,595           115,128
         1,475         MANPOWER INC WIS                                         66,373            94,916
         6,600         MASCO CORP                                              122,515           152,922
         1,800         MASTERCARD INC                                          193,005           266,346
         3,400         MCDERMOTT INTL INC (b)                                  142,571           183,872
         1,800         MONSTER WORLDWIDE INC (b)                                45,970            61,308
         6,860         NORFOLK SOUTHN CORP                                     164,461           356,103
         5,992         NORTHROP GRUMMAN CORP                                   324,376           467,376
         1,400         OSHKOSH TRUCK CORP                                       55,203            86,758
         7,193         PACCAR INC                                              201,361           613,203
         2,300         PALL CORP                                                58,256            89,470
         1,900         PARKER HANNIFIN CORP                                    123,853           212,477
         1,600         PENTAIR INC                                              56,089            53,088
         1,497         PHH CORP (b)                                             10,184            39,341
        10,200         PITNEY BOWES INC                                        328,150           463,284
         4,000         PRECISION CASTPARTS CORP                                 45,286           591,920
         6,700         RAYTHEON CO                                             200,320           427,594
         6,975         REPUBLIC SVCS INC                                       125,531           228,152
         4,400         REYNOLDS AMERN INC                                      123,818           279,796
         2,300         ROBERT HALF INTL INC                                     58,256            68,678
         7,250         ROCKWELL AUTOMATION INC                                 102,173           503,948
         2,714         ROCKWELL COLLINS INC                                     75,092           198,231
         1,100         SHAW GROUP INC (b)                                       49,165            63,910
         2,400         SKYWEST INC                                              26,040            60,408
        22,475         SOUTHWEST AIRLS CO                                      319,016           332,630
         1,000         SPX CORP                                                 51,053            92,560
           400         STERICYCLE INC (b)                                        8,456            22,864
         2,800         SUNPOWER CORP (b)                                       163,478           231,896
           500         TELEFLEX INC                                             22,515            38,960
         2,141         TEREX CORP NEW (b)                                      116,010           190,592
         4,350         TEXTRON INC                                             118,864           270,614
         9,825         TYCO ELECTRONICS LTD                                    290,490           348,100
         9,825         TYCO INTERNATIONAL LTD BERMUDA                          394,122           435,641
         4,700         UNION PAC CORP                                          316,747           531,382
         9,700         UNITED PARCEL SVC INC                                   680,023           728,470
        23,250         UNITED TECHNOLOGIES CORP                              1,021,959         1,871,160
         4,040         USG CORP (b)                                            190,721           151,702
         3,700         UTI WORLDWIDE INC                                       102,324            85,026
        10,250         WASTE MGMT INC DEL                                      189,635           386,835
           600         WEIGHT WATCHERS INTL INC NEW                             23,424            34,536
                                                                      ----------------   ---------------
                                                                            21,451,457        40,283,998            11.96%
   Information technology:
         8,600         ACCENTURE LTD BERMUDA                                   346,574           346,150
         4,000         ACTIVISION INC NEW (b)                                   33,204            86,360
        15,624         ADOBE SYS INC                                           374,459           682,144
        11,400         ADVANCED MICRO DEVICES INC (b)                          157,887           150,480
         1,100         AFFILIATED COMPUTER SVCS INC (b)                         55,291            55,264
         7,700         AGILENT TECHNOLOGIES INC                                158,652           283,976

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
Information technology (Cont'd):
         9,042         AKAMAI TECHNOLOGIES INC (b)                    $        290,283           259,777
         5,300         ALTERA CORP                                              99,804           127,624
        11,100         ANALOG DEVICES INC                                       99,557           401,376
        17,271         ANDREW CORP (b)                                         209,577           239,203
        17,900         APPLE INC (b)                                           502,833         2,748,366
        24,100         APPLIED MATERIALS INC                                   322,286           498,870
           600         ARROW ELECTRS INC (b)                                    15,192            25,512
         7,500         ASML HOLDING N V                                         45,625           246,450
        10,500         ATMEL CORP (b)                                           57,173            54,180
        10,586         AUTODESK INCORPORATED (b)                               390,987           528,982
         8,722         AUTOMATIC DATA PROCESSING INC                           294,057           400,601
         7,700         AVAYA INC (b)                                            79,422           130,592
         6,200         BEA SYS INC (b)                                          52,185            85,994
         3,350         BMC SOFTWARE INC (b)                                     58,044           104,621
         7,162         BROADCOM CORP (b)                                       136,592           260,983
        11,825         CA INC                                                  232,647           304,139
        11,200         CADENCE DESIGN SYS INC (b)                              184,491           248,528
         1,400         CIENA CORP (b)                                           47,635            53,312
       134,350         CISCO SYS INC (b)                                       700,731         4,448,329
         3,234         CITRIX SYS INC                                           25,998           130,395
         2,400         COGNIZANT TECHNOLOGY SOLUTIONS (b)                       67,929           191,448
        15,922         COMPUTER SCIENCES CORP (b)                              805,973           890,040
         6,800         COMPUWARE CORP (b)                                       44,226            54,536
        39,200         CORNING INC                                             490,464           966,280
         2,700         CREE INC (b)                                             67,325            83,970
         2,400         CYPRESS SEMICONDUCTOR CORP (b)                           29,768            70,104
        36,250         DELL INC (b)                                            887,944         1,000,500
        23,200         EBAY INC (b)                                            316,646           905,264
         4,500         ELECTRONIC ARTS INC (b)                                 222,699           251,955
         8,000         ELECTRONIC DATA SYS CORP NEW                            178,953           174,720
        44,810         EMC CORP (b)                                            375,234           932,048
         3,700         EMULEX CORP (b)                                          49,943            70,929
           900         FAIR ISAAC CORPORATION                                   31,182            32,499
         1,900         FAIRCHILD SEMICONDUCTOR INTL (b)                         25,935            35,492
           400         FIRST SOLAR INC (b)                                      31,318            47,096
         3,000         F5 NETWORKS INC (b)                                      85,131           111,570
         4,667         GOOGLE INC (b)                                        1,600,291         2,647,449
         2,800         HARRIS CORP DEL                                          37,337           161,812
        56,327         HEWLETT PACKARD CO                                    1,052,419         2,804,521
         3,220         IAC INTERACTIVECORP (b)                                  80,489            95,537
         6,110         INTEGRATED DEVICE TECHNOLOGY (b)                         79,318            94,583
       127,400         INTEL CORP                                              687,202         3,294,564
           900         INTERDIGITAL COMM CORP (b)                               15,021            18,702
        32,600         INTERNATIONAL BUSINESS MACHS                          2,820,072         3,840,280
         7,800         INTERSIL CORP                                           123,552           260,754
         5,200         INTUIT (b)                                              109,530           157,560
         5,600         JABIL CIRCUIT INC                                        94,248           127,904
        14,267         JUNIPER NETWORKS INC (b)                                289,096           522,315
         3,000         KLA TENCOR CORP                                         101,654           167,340
         3,000         LAM RESH CORP (b)                                        83,706           159,780
         1,800         LEXMARK INTL INC (b)                                     76,346            74,754
         4,600         LINEAR TECHNOLOGY CORP                                  146,663           160,954
         4,320         LSI CORP (b)                                             30,820            32,054
         9,381         MAXIM INTEGRATED PRODS INC                              285,686           275,332
         2,900         MCAFEE INC (b)                                           65,012           101,123
        10,114         MEMC ELECTR MATLS INC (b)                               331,672           595,310
         5,400         MICROCHIP TECHNOLOGY INC                                101,340           196,128
         8,800         MICRON TECHNOLOGY INC (b)                                68,191            97,680
       186,650         MICROSOFT CORP                                        2,365,319         5,498,709
         5,400         MOLEX INC                                               166,706           145,422
        47,413         MOTOROLA INC                                            535,639           878,563

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Information technology (Cont'd):
         5,600         NATIONAL SEMICONDUCTOR CORP                    $        101,536           151,872
         2,875         NAVTEQ CORP (b)                                          91,103           224,164
         2,000         NCR CORP NEW (b)                                         73,013            99,600
         5,300         NETWORK APPLIANCE INC (b)                               124,694           142,623
         5,200         NOVELL INC (b)                                           31,071            39,728
         2,400         NOVELLUS SYS INC (b)                                     60,000            65,424
        23,313         NVIDIA CORP (b)                                         276,885           844,863
        93,762         ORACLE CORP (b)                                         256,960         2,029,947
        19,297         PAYCHEX INC                                              54,298           791,177
         1,400         PERKINELMER INC                                          25,256            40,894
         2,600         POLYCOM INC (b)                                          26,520            69,836
         5,900         QLOGIC CORP (b)                                          92,473            79,355
        33,950         QUALCOMM INC                                            842,077         1,434,727
         4,800         RAMBUS INC DEL (b)                                       84,382            91,728
         3,200         RED HAT INC (b)                                          41,904            63,584
         1,200         SALESFORCE COM INC (b)                                   53,838            61,584
         5,200         SANDISK CORP (b)                                        182,534           286,520
        26,100         SOLECTRON CORP (b)                                       95,379           101,790
        51,825         SUN MICROSYSTEMS INC (b)                                214,450           290,738
        21,819         SYMANTEC CORP (b)                                       187,612           422,852
         1,600         SYNOPSYS INC (b)                                         26,568            43,328
         1,100         TEKTRONIX INC                                            20,167            30,514
        10,150         TELLABS INC (b)                                          74,138            96,628
        29,700         TEXAS INSTRS INC                                        624,785         1,086,723
         8,500         THERMO FISHER SCIENTIFIC INC (b)                        198,817           490,620
         4,400         UNISYS CORP (b)                                          27,676            29,128
           247         VERIGY LTD (b)                                            2,110             6,103
        10,900         VERISIGN INC (b)                                         60,947           367,766
         2,600         WATERS CORP (b)                                          60,997           173,992
         5,900         WESTERN DIGITAL CORP (b)                                 91,433           149,388
        14,250         XEROX CORP (b)                                          141,439           247,095
        13,050         XILINX INC                                               92,297           341,127
        16,140         YAHOO INC (b)                                           221,524           433,198
                                                                      ----------------   ---------------
                                                                            24,588,065        51,958,406            15.42%
   Materials:
         3,450         AIR PRODS + CHEMS INC                                   178,299           337,272
         5,516         AK STL HLDG CORP (b)                                    179,965           242,428
        18,900         ALCOA INC                                               537,161           739,368
         2,400         ALLEGHENY TECHNOLOGIES INC                              221,160           263,880
         6,200         ARCH COAL INC                                            55,785           209,188
         3,032         BALL CORP                                                70,662           162,970
         4,200         BEMIS CO INC                                             93,645           122,262
         3,384         CONSOL ENERGY INC                                       101,377           157,694
         6,100         CROWN HLDGS INC (b)                                     117,865           138,836
         3,537         CYTEC INDS INC                                          195,563           241,895
        21,450         DOW CHEM CO                                             782,486           923,637
        17,325         DU PONT E I DE NEMOURS + CO                             726,903           858,627
         4,211         EAGLE MATLS INC                                         109,310           150,501
         1,000         EASTMAN CHEM CO                                          32,854            66,730
         3,671         ECOLAB INC                                              140,788           173,271
         2,224         FLORIDA ROCK INDS INC                                    74,907           138,978
         1,700         FOUNDATION COAL HLDGS INC                                69,318            66,640
         9,748         FREEPORT MCMORAN COPPER + GOLD                          489,522         1,022,468
         5,100         HUNTSMAN CORP                                            96,099           135,099
         9,131         INTERNATIONAL PAPER CO                                  320,093           327,529
        12,625         INTRNTNL FLAVRS + FRAGRNCS INC                          271,595           667,358
           500         LUBRIZOL CORP                                            18,193            32,530
         8,050         LYONDELL CHEMICAL CO                                    102,700           373,118
           700         MARTIN MARIETTA MATLS INC                                27,965            93,485
         3,875         MEADWESTVACO CORP                                        86,711           114,429
        11,616         MONSANTO CO NEW                                          51,490           995,956

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Materials (Cont'd):
         2,400         MOSAIC CO                                      $         34,272           128,448
           131         NEENAH PAPER INC                                          4,149             4,335
         9,200         NEWMONT MNG CORP                                        173,880           411,516
         8,800         NUCOR CORP                                              154,139           523,336
        11,100         OM GROUP INC (b)                                         53,339           586,191
         4,950         OWENS ILL INC (b)                                        91,031           205,178
         1,100         PACKAGING CORP AMER                                      24,772            31,977
         2,850         PACTIV CORP (b)                                          35,599            81,681
         7,200         PEABODY ENERGY CORP                                     222,632           344,664
         3,086         PPG INDS INC                                            144,348           233,147
         5,050         PRAXAIR INC                                             174,526           422,988
         5,446         RAYONIER INC                                            117,391           261,626
         3,000         ROHM + HAAS CO                                          117,514           167,010
        11,000         RPM INTL INC                                            113,012           263,450
         2,400         SEALED AIR CORP NEW                                      58,956            61,344
           400         SIGMA ALDRICH                                            11,098            19,496
        18,200         SMURFIT STONE CONTAINER CORP (b)                        203,147           212,576
         5,200         SONOCO PRODS CO                                         127,607           156,936
         2,489         TEMPLE INLAND INC                                        82,284           130,996
         7,749         TITANIUM METALS CORP (b)                                206,666           260,056
         2,400         UNITED STS STL CORP NEW                                 166,991           254,256
         1,800         VULCAN MATLS CO                                          90,324           160,470
                                                                      ----------------   ---------------
                                                                             7,560,091        13,677,825             4.06%
   Private Placement:
        10,500         NORTHWEST AIRLS CORP (b)                                237,983           186,900
                                                                      ----------------   ---------------
                                                                               237,983           186,900             0.06%
   Telecommunication services:
        14,108         ALLTEL CORP                                             762,938           983,045
         6,650         AMERICAN TOWER CORP (b)                                 114,210           289,541
       144,715         AT+T INC                                              3,856,334         6,122,892
         7,450         CENTURYTEL INC                                          200,627           344,339
        11,525         CITIZENS COMMUNICATIONS CO                               88,166           165,038
         2,800         CROWN CASTLE INTL CORP (b)                               77,771           113,764
         2,992         EMBARQ CORP                                              70,313           166,355
         8,000         JDS UNIPHASE CORP (b)                                   111,480           119,680
         7,353         LIBERTY GLOBAL INC (b)                                  190,626           301,620
        36,800         QWEST COMMUNICATIONS INTL INC (b)                       178,042           337,088
        61,659         SPRINT NEXTEL CORP                                      717,313         1,171,521
         1,300         TELEPHONE + DATA SYS INC                                 26,702            86,775
         1,300         TELEPHONE + DATA SYS INC                                 26,702            80,600
         4,580         UNITED STATES CELLULAR CORP (b)                         197,008           449,756
        55,287         VERIZON COMMUNICATIONS                                1,893,664         2,448,108
        12,862         VODAFONE GROUP PLC NEW (d)                              148,344           466,891
         6,524         WINDSTREAM CORP                                          71,367            92,119
                                                                      ----------------   ---------------
                                                                             8,731,605        13,739,132             4.08%
   Utilities:
        19,186         AES CORP (b)                                            265,922           384,487
           800         AGL RES INC                                              22,424            31,696
           308         ALLETE INC                                                8,794            13,786
         5,400         AMEREN CORP                                             209,724           283,500
         2,300         AMERICAN ELEC PWR INC                                    71,652           105,984
         2,688         AQUA AMER INC                                            57,750            60,964
         5,800         CENTERPOINT ENERGY INC                                   66,308            92,974
        16,100         CMS ENERGY CORP                                         228,933           270,802
         1,400         CONSOLIDATED EDISON INC                                  61,145            64,820
         2,415         CONSTELLATION ENERGY GROUP INC                          120,112           207,183
         5,481         DOMINION RES INC VA NEW                                 379,225           462,048
         2,700         DTE ENERGY CO                                           103,060           130,788
        24,613         DUKE ENERGY HLDG CORP                                   304,818           460,017
         8,700         DYNEGY INC DEL (b)                                       61,901            80,388
         9,425         EDISON INTL                                             108,441           522,616

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
   Utilities (Cont'd):
         9,400         ENTERGY CORP NEW                               $        184,383         1,017,926
        13,732         EXELON CORP                                             639,169         1,034,844
         3,400         FIRSTENERGY CORP                                        134,307           215,356
        11,372         FPL GROUP INC                                           545,463           692,327
         1,600         GREAT PLAINS ENERGY INC                                  43,103            46,096
         6,765         INTEGRYS ENERGY GROUP INC                               334,284           346,571
         2,900         MIRANT CORP NEW (b)                                      99,514           117,972
         1,600         NALCO HLDG CO                                            28,832            47,440
         1,500         NATIONAL FUEL GAS CO N J                                 38,322            70,215
         6,900         NISOURCE INC                                            111,901           132,066
         2,400         OGE ENERGY CORP                                          43,344            79,440
         2,328         PEPCO HLDGS INC                                          54,672            63,042
         9,800         PG+E CORP                                               131,785           468,440
         2,100         PIEDMONT NAT GAS INC                                     50,582            52,689
         2,400         PINNACLE WEST CAP CORP                                   71,637            94,824
         6,387         PPL CORP                                                203,124           295,718
         2,150         PROGRESS ENERGY INC                                      65,685           100,728
         4,600         PUBLIC SVC ENTERPRISE GROUP                             276,822           404,754
         7,350         PUGET ENERGY INC                                        149,926           179,855
         5,800         QUESTAR CORP                                             66,188           304,674
        12,600         RELIANT ENERGY INC (b)                                  161,722           322,560
         5,200         SEMPRA ENERGY                                           286,272           302,224
         8,600         SOUTHERN CO                                             176,010           312,008
         3,600         SOUTHWESTERN ENERGY CO (b)                              107,060           150,660
        12,306         SPECTRA ENERGY CORP                                     218,732           301,251
         7,600         TECO ENERGY INC                                          90,842           124,868
        19,814         TXU CORP                                                179,832         1,356,665
         3,000         UGI CORP NEW                                             48,600            77,940
        17,275         WISCONSIN ENERGY CORP                                   333,095           777,893
        12,125         XCEL ENERGY INC                                         108,918           261,173
                                                                      ----------------   ---------------
                                                                             7,054,334        12,924,271            3.84%
Rights/Warrants:
         4,286         LUCENT TECHNOLOGIES INC (b)                                   0                47
                                                                      ----------------   ---------------
                                                                                     0                47            0.00%
Cash equivalents:
     2,110,079         SSGA MONEY MARKET FUND, current rate 5%               2,110,079         2,110,079
                                                                      ----------------   ---------------
                                                                             2,110,079         2,110,079            0.63%
                                                                      ----------------   ---------------   --------------
                                  Grand total (c)                     $    188,590,638       336,630,417           99.92%
                                                                      ================   ===============   ==============

Notes to investments in securities:

(a) Securities are valued in accordance with procedures described in note 2 to the December 31, 2006 financial statements.

(b)   Currently non-income producing assets.

(c) At September 30, 2007, the cost for Federal income tax purposes was $188,590,638. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

       Gross unrealized appreciation                         $  149,862,819
       Gross unrealized depreciation                             (1,823,040)
                                                             ---------------
                   Net unrealized appreciation               $  148,039,779
                                                             ===============

(d) Foreign security values are stated in U.S. dollars. As of September 30, 2007, the value of foreign securities represented 0.397% of net assets.

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
  Common stocks:
   Consumer discretionary:
        23,000         ACCO BRANDS CORP (b)                           $        452,202          516,120
        30,750         ANNTAYLOR STORES CORP (b)                             1,002,212          973,853
        54,250         BUILD A BEAR WORKSHOP INC (b)                           957,312          963,480
        96,260         CARTER INC (b)                                        2,335,239        1,920,387
       143,360         CHARLOTTE RUSSE HLDG INC (b)                          3,076,707        2,098,790
        23,500         G III APPAREL GROUP LTD (b)                             395,703          462,715
        10,900         GAYLORD ENTMT CO NEW (b)                                430,214          580,098
        23,500         HANESBRANDS INC (b)                                     550,908          659,410
        92,805         HELEN OF TROY LTD (b)                                 2,221,558        1,792,065
        19,000         IDEARC INC                                              550,197          597,930
        32,340         MEDIA GEN INC                                         1,157,432          889,673
        12,900         ORIENT EXPRESS HOTELS LTD                               441,491          661,383
        34,100         RETAIL VENTURES INC (b)                                 533,824          354,981
        32,000         SAKS INC                                                661,452          548,800
       299,860         STAGE STORES INC                                      4,921,610        5,466,448
        36,000         TRIARC COS INC                                          569,229          442,440
        44,945         TUPPERWARE BRANDS CORP                                1,069,122        1,415,318
        11,850         VAIL RESORTS INC (b)                                    430,566          738,137
        13,000         WABCO HLDGS INC                                         614,201          607,750
        16,250         WABTEC                                                  431,366          608,725
        21,000         WYNDHAM WORLDWIDE CORP                                  628,078          687,960
                                                                      ----------------   --------------
                                                                            23,430,624       22,986,462            8.34%
  Consumer staples:
       102,210         ELIZABETH ARDEN INC (b)                               1,902,510        2,755,582
        27,000         FLOWERS FOODS INC                                       511,723          588,600
        91,600         MONTEREY GOURMET FOODS INC (b)                          392,391          348,996
        65,000         SALLY BEAUTY HLDGS INC                                  562,956          549,250
                                                                      ----------------   --------------
                                                                             3,369,580        4,242,428            1.54%
  Energy:
        20,850         ATP OIL & GAS CORPORATION (b)                           937,762          980,576
        11,970         ATWOOD OCEANICS INC (b)                                 575,898          916,423
        20,000         COMSTOCK RES INC (b)                                    591,439          616,800
        23,550         DENBURY RES INC (b)                                     177,607        1,052,450
        25,000         DOUBLE EAGLE PETE & MNG CO (b)                          448,500          447,750
        32,000         EXCO RES INC (b)                                        539,990          529,280
        46,075         FOREST OIL CORP (b)                                   1,310,373        1,983,068
        16,500         GOODRICH PETE CORP (b)                                  527,288          523,050
        30,275         OIL STATES INTL INC (b)                                 469,400        1,462,283
        14,000         PLAINS EXPL & PRODTN CO (b)                             615,865          619,080
        50,245         SUPERIOR ENERGY SVCS INC (b)                            602,816        1,780,683
        21,000         T 3 ENERGY SVCS INC (b)                                 584,674          895,440
        75,025         T.G.C. INDUSTRIES INC (b)                               732,629          794,515
        21,000         TESCO CORP (b)                                          552,977          570,150
        17,000         WHITING PETE CORP NEW (b)                               737,774          755,650
        28,500         WILLBROS GROUP INC (b)                                  484,446          969,000
                                                                      ----------------   --------------
                                                                             9,889,436       14,896,196            5.40%
  Financials:
        37,500         ABINGTON BANCORP INC PENN                               364,410          365,625
        20,350         AGREE RLTY CORP                                         689,466          637,769
         6,800         ALEXANDRIA REAL ESTATE EQUIT                            652,800          654,568
       241,140         ANWORTH MTG ASSET CORP  1                             1,837,520        1,299,745
        25,000         BANK GRANITE CORP                                       355,978          339,500
        30,000         BANKFINANCIAL CORP                                      512,714          474,600
        79,905         BOSTON PRIVATE FINL HLDGS INC                         2,170,670        2,224,555
        28,000         BROADRIDGE FINL SOLUTIONS INC                           458,289          530,600
        20,000         CITIZENS FIRST BANCORP INC                              478,265          359,000
        20,000         COBIZ FINANCIAL INC                                     374,134          342,400
        15,000         COMMUNITY BANCORP NEV (b)                               391,202          377,100
        29,100         COMMUNITY TR BANCORP INC                                931,747          874,164
       157,445         COMPUCREDIT CORP (b)                                  4,634,598        3,418,131

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
        25,600         CORPORATE OFFICE PPTYS TR                      $      1,027,647        1,065,728
       226,992         CRM HOLDINGS LTD (b)                                  1,834,542        1,430,050
        12,100         EAST WEST BANCORP INC                                   450,761          435,116
        53,500         EASTERN INS HLDGS INC                                   739,587          826,575
        24,215         EASTGROUP PPTYS INC                                   1,045,429        1,095,971
       327,480         ENCORE CAP GROUP INC (b)                              4,378,072        3,864,264
        47,000         EPOCH HLDG CORP                                         635,624          661,760
        44,000         FIRST NIAGARA FINL GROUP INC                            635,564          622,600
        20,000         FIRST PL FINL CORP DEL                                  354,548          354,000
        36,700         FIRST ST BANCORPORATION                                 651,625          720,788
        30,000         HOME FED BANCORP INC DEL                                450,267          399,300
        30,000         JEFFERSON BANCSHARES INC TENN                           394,500          322,650
        23,000         JEFFRIES GROUP INC NEW                                  596,052          640,090
        49,550         KITE RLTY GROUP TR                                      833,761          931,540
       112,150         KOHLBERG CAP CORP                                     1,750,492        1,688,979
       166,420         MFA MTG INVTS INC                                     1,108,399        1,339,681
        18,600         MID AMER APT CMNTYS INC                                 884,020          927,210
        56,700         NATIONAL PENN BANCSHARES INC                            927,399          927,612
        51,095         NATIONAL RETAIL PPTYS INC                             1,144,161        1,245,696
        34,950         NATIONWIDE HEALTH PPTYS INC                             929,735        1,053,044
         4,166         PACIFIC CONTL CORP                                       65,434           65,156
        67,900         PATRIOT CAP FDG INC                                     775,435          907,823
        40,000         PHOENIX COS INC NEW                                     561,466          564,400
        20,000         PMA CAP CORP (b)                                        189,427          190,000
        20,000         PRIVATEBANKCORP INC                                     668,656          696,800
        27,000         PROVIDENT BANKSHARES CORP                               797,869          845,910
        57,600         RENASANT CORP                                         1,242,136        1,245,888
        47,250         SOUTHERN CT BANCORP INC (b)                             382,861          330,750
        20,500         SOUTHWEST BANCORP INC OKLA                              408,820          385,810
        24,450         STERLING FINL CORP WASH                                 569,766          657,950
        35,560         SUNSTONE HOTEL INVS INC NEW                             990,387          911,758
        16,200         TAYLOR CAP GROUP INC                                    480,226          452,466
        14,950         UNITED BANKSHARES INC W VA                              482,221          455,078
        24,500         URSTADT BIDDLE PPTYS INC                                413,388          379,015
        18,230         WASHINGTON FED INC                                      420,019          478,720
       107,500         WESTFIELD FINL INC NEW                                1,112,812        1,043,825
       145,950         IPC HOLDINGS LTD BERMUDA (d)                          3,887,398        4,210,658
                                                                      ----------------   --------------
                                                                            48,072,299       46,272,416           16.79%
  Healthcare:
       180,625         CENTENE CORP DEL (b)                                  3,155,753        3,885,244
        12,000         COVIDIEN LTD                                            503,805          498,000
        82,165         K V PHARMACEUTICAL COMPANY (b)                        2,177,429        2,349,919
        44,900         KENDLE INTL INC (b)                                   1,519,205        1,864,697
       102,044         MATRIXX INITIATIVES INC (b)                           1,597,621        2,016,389
       100,000         NOVAMED EYECARE INC (b)                                 430,905          430,905
       119,585         RADIATION THERAPY SVCS INC (b)                        3,076,289        2,489,760
        70,950         REHABCARE GROUP INC (b)                               1,200,143        1,248,011
       218,355         SALIX PHARMACEUTICALS LTD (b)                         3,404,637        2,711,969
       109,510         SCIELE PHARMA INC (b)                                 2,187,843        2,849,450
        62,000         SUNLINK HEALTH SYS INC (b)                              532,948          380,990
        20,000         SYNERON MEDICAL LTD (b)                                 485,228          472,800
                                                                      ----------------   --------------
                                                                            20,271,808       21,198,134           7.69%
  Industrials:
        27,000         AECOM TECHNOLOGY CORP (b)                               628,313          943,110
        36,000         AIMC (b)                                                544,587          600,120
        15,500         AMERICAN RAILCAR INDS INC                               449,588          341,310
        17,500         ASTRONICS CORP (b)                                      441,797          762,475
        18,500         AXSYS TECHNOLOGIES INC (b)                              307,639          572,760
        61,450         BE AEROSPACE INC (b)                                  2,014,868        2,552,019
        65,100         BRISTOW GROUP INC (b)                                 2,356,868        2,845,521
        11,000         BUCYRUS INTL INC NEW                                    533,193          802,230
        25,000         CHASE CORP                                              468,711          465,000
        18,500         CHICAGO BRDG & IRON CO N V                              477,116          796,610
        22,250         COVANTA HLDG CORP (b)                                   429,012          545,348
        60,000         DOMTAR CORP (b)                                         558,637          492,000
        16,500         ENNIS INC                                               309,178          363,660
        13,850         ENPRO INDS INC (b)                                      429,513          562,310
        37,365         ESTERLINE TECHNOLOGIES CORP (b)                       1,625,172        2,131,673
         9,000         FLOWSERVE CORP                                          459,682          685,620
        23,500         FOSTER L B CO (b)                                       542,920        1,021,310
        10,500         FOSTER WHEELER LTD (b)                                  429,523        1,378,440
       384,300         FRONTIER AIRLS HLDGS INC (b)                          3,167,543        2,378,817
        60,490         GARDNER DENVER INC (b)                                2,344,293        2,359,110

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
        19,950         GENESEE & WYO INC (b)                          $        502,922          575,358
        17,500         GRAHAM CORP                                             602,500          719,425
        40,000         GSI GROUP INC (b)                                       357,278          452,000
        13,000         HARSCO CORP                                             678,865          770,510
       241,192         ICF INTL INC (b)                                      4,358,409        6,652,075
        38,100         II VI INC (b)                                         1,150,198        1,315,593
        20,500         INSTEEL INDS INC                                        354,788          314,675
        13,300         JOY GLOBAL INC                                          515,967          676,438
        17,550         KANSAS CITY SOUTHERN (b)                                461,425          564,584
       105,820         MASTEC INC (b)                                        1,212,120        1,488,887
        20,200         MCDERMOTT INTL INC (b)                                  481,195        1,092,416
        90,500         MILLER INDS INC TENN (b)                              1,334,196        1,549,360
        39,000         MUELLER WTR PRODS INC                                   618,571          483,210
        29,250         MULTI COLOR CORP                                        765,796          667,485
       231,275         NAVIOS MARITIME HOLDINGS INC                          1,412,527        3,038,954
        43,330         NCI BLDG SYS INC (b)                                  2,113,474        1,872,289
        11,500         OSHKOSH TRUCK CORP                                      620,667          712,655
       195,444         P A M TRANSN SVCS INC (b)                             3,731,952        3,517,992
        11,000         SHAW GROUP INC (b)                                      545,024          639,100
        30,500         STERLING CONSTR INC (b)                                 672,498          703,940
        25,525         SUPERIOR ESSEX INC (b)                                  840,185          951,572
        12,500         TENNANT CO                                              531,989          608,750
        11,800         TEREX CORP NEW (b)                                      500,395        1,050,436
        10,650         THOMAS & BETTS CORP (b)                                 497,587          624,516
        18,000         TIMKEN CO                                               583,801          668,700
        10,000         TYCO INTERNATIONAL LTD BERMUDA                          510,825          443,400
        48,535         UNITED INDL CORP                                      2,931,935        3,652,744
       184,000         VALASSIS COMMUNICATIONS INC (b)                       3,117,388        1,641,280
        18,000         WRIGHT EXPRESS CORP (b)                                 495,073          656,820
                                                                      ----------------   --------------
                                                                            51,017,702       60,704,606           22.02%
  Information technology:
       122,500         ACTUATE CORP (b)                                        657,604          790,125
       110,000         AEHR TEST SYS (b)                                       837,880          812,900
       240,370         ALADDIN KNOWLEDGE SYSTEM LTD (b)                      4,257,600        5,374,673
       200,000         ALLIANCE FIBER OPTIC PRODS INC (b)                      393,640          376,000
       153,450         ARRIS GROUP INC (b)                                   1,554,896        1,895,108
        97,200         AVOCENT CORP (b)                                      3,051,863        2,830,464
        19,500         BLUEPHOENIX SOLUTIONS LTD (b)                           229,836          358,995
        92,613         BROOKS AUTOMATION INC NEW (b)                         1,316,094        1,318,809
       160,000         CALIFORNIA MICRO DEVICES CORP (b)                       681,097          702,400
        45,685         DSP GROUP INC (b)                                       925,312          723,194
       225,140         EPICOR SOFTWARE CORP (b)                              3,015,506        3,100,178
        52,500         EXFO ELECTRO OPTICAL ENGR INC (b)                       288,502          353,850
        75,500         FAIRCHILD SEMICONDUCTOR INTL (b)                      1,399,018        1,410,340
       111,150         HARMONIC INC (b)                                        981,123        1,179,302
       143,440         IKON OFFICE SOLUTIONS INC                             2,109,670        1,843,204
       146,994         INTEGRATED DEVICE TECHNOLOGY (b)                      1,729,356        2,275,467
        80,000         INTERVOICE BRITE INC (b)                                519,519          751,200
        30,000         LSI INDS INC                                            523,595          615,600
        70,874         MICROTUNE INC DEL (b)                                   310,431          426,661
       155,630         NEWPORT CORP (b)                                      2,254,250        2,370,245
        15,000         NOVATEL INC (b)                                         559,346          588,750
       183,710         ON SEMICONDUCTOR CORP (b)                             1,765,047        2,307,398
        36,000         OPLINK COMMUNICATIONS INC (b)                           476,510          491,760
       170,435         RUDOLPH TECHNOLOGIES INC (b)                          2,593,072        2,357,116
        60,000         S1 CORP (b)                                             365,391          543,000
       265,550         SEMITOOL INC (b)                                      2,647,341        2,575,835
       464,345         SKYWORKS SOLUTIONS INC (b)                            2,502,443        4,197,679
       120,715         SMITH MICRO SOFTWARE INC (b)                          1,579,355        1,938,683
        50,000         SRS LABS INC (b)                                        382,540          366,500
        70,000         SUMTOTAL SYS INC (b)                                    380,597          410,200
        94,000         SYMMETRICOM INC (b)                                     691,111          441,800
       229,394         SYPRIS SOLUTIONS INC                                  2,270,641        1,972,788
        34,300         TECHNITROL INC                                          903,966          924,385
        52,000         TECHWELL INC (b)                                        660,039          552,240
        11,500         TESSCO TECHNOLOGIES INC (b)                             188,856          180,435
        40,000         TIER TECHNOLOGIES INC (b)                               397,388          408,000
        84,500         TOLLGRADE COMMUNICATIONS INC (b)                        959,038          855,140
       328,015         TRIDENT MICROSYSTEMS INC (b)                          5,713,497        5,212,158
        75,000         TRIQUINT SEMICONDUCTOR INC (b)                          332,828          368,250
        78,785         VERIGY LTD (b)                                        2,040,475        1,946,777
        33,085         VIASAT INC (b)                                          595,406        1,020,011
       186,400         VISUAL SCIENCES INC COM (b)                           2,427,226        2,691,616
                                                                      ----------------   ---------------
                                                                            57,468,905       61,859,235           22.44%

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

     Face                                                                                                     Percent
    amount                                                                                   Market              of
  or shares                              Security                           Cost            value (a)        net assets
--------------         --------------------------------------------   ----------------   ---------------   --------------
  Materials:
         7,000         ALLEGHENY TECHNOLOGIES INC                     $        418,009          769,650
        23,000         ARCH CHEMICALS INC                                      807,965        1,078,240
        18,700         CENTURY ALUM CO (b)                                     892,999          984,555
        13,200         CLEVELAND CLIFFS INC                                    883,399        1,161,204
        24,550         COMMERCIAL METALS CO                                    626,414          777,008
        52,525         COMPASS MINERALS INTL INC                             1,535,854        1,787,951
        10,500         DELTIC TIMBER CORP                                      503,271          597,660
        15,000         FOUNDATION COAL HLDGS INC                               565,634          588,000
        88,975         GLATFELTER                                            1,464,397        1,320,389
        34,375         GREIF INC                                             1,908,937        2,085,875
        49,500         MERCER INTL INC (b)                                     520,472          467,775
        43,510         METAL MGMT INC                                        1,800,036        2,358,242
        29,450         NEWMARKET CORP                                        1,357,992        1,454,241
        86,000         NORTH AMERN GALVANIZING (b)                             762,997          653,600
        11,300         NORTHWEST PIPE CO (b)                                   216,361          427,366
        34,000         QUAKER CHEMICAL                                         781,368          799,680
        57,975         QUANEX CORP                                           2,721,543        2,723,666
        51,600         ROCK TENN CO                                          1,433,663        1,491,240
        76,115         ROCKWOOD HLDGS INC (b)                                2,409,611        2,727,200
        11,000         TEMPLE INLAND INC                                       676,555          578,930
        14,000         TEXAS INDS INC                                          775,328        1,099,000
        92,555         UAP HLDG CORP                                         2,308,757        2,902,525
                                                                        --------------   --------------
                                                                            25,371,561       28,833,996           10.46%
  Utilities:
        11,900         ALLEGHENY ENERGY INC                                    500,010          621,894
        22,850         ALLETE INC                                            1,040,854        1,022,766
        19,000         CLECO CORP NEW                                          470,134          480,130
        14,000         ITC HLDGS CORP                                          638,988          693,700
        69,637         MDU RES GROUP INC                                       815,984        1,938,694
        37,855         ONEOK INC NEW                                           702,254        1,794,327
        42,000         PETROHAWK ENERGY CORP (b)                               473,474          689,640
        22,000         PORTLAND GEN ELEC CO                                    616,193          611,600
                                                                      ----------------   --------------
                                                                             5,257,891        7,852,751            2.85%
ETFs:
   Commodities:
        23,000         POWERSHARES DB MULTI SECTOR (b)                         601,373          678,500
                                                                      ----------------   --------------
                                                                               601,373          678,500            0.25%
Cash equivalents:
      7,695,985        SSGA MONEY MARKET FUND, Current rate 5.07%            7,695,985        7,695,985            2.79%
                                                                      ----------------   ---------------     ------------
                                    Grand Total (c)                   $    252,447,163      277,220,710          100.57%
                                                                      ================   ===============     ============

Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the December 31, 2006 financial statements.

(b)   Currently non-income producing assets.

(c) At September 30, 2007, the cost for Federal income tax purposes was $252,447,163. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

        Gross unrealized appreciation                     $     38,450,791
        Gross unrealized depreciation                          (13,677,245)
                                                            --------------
                                                            --------------
                 Net unrealized appreciation              $     24,773,547
                                                            ==============
(d) Foreign security values are stated in U.S. dollars. As of September 30, 2007, the value of foreign securities represented 1.53% of net assets.

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
                  Closed-end funds:
        1,300       BLACKROCK INSD MUN 2008                                          $      20,579        19,760
        7,700       BLACKROCK INVT QUALITY MUN TR                                          124,679       128,205
        7,000       BLACKROCK MUNIHOLDINGS FL INSD                                          91,210        90,720
       47,600       BLACKROCK MUNIHOLDINGS INSD FD                                         604,356       589,764
       31,200       BLACKROCK MUNIYIELD FLA FD INC                                         421,037       410,592
       17,000       BLACKROCK MUNIYIELD INSD FD                                            241,645       228,480
       37,400       BLACKROCK MUNIYIELD MI INSD FD                                         518,436       515,372
       43,000       BLACKROCK MUNIYIELD PA INSD                                            615,517       602,000
       28,100       BLACKROCK MUNIYIELD QUALITY FD                                         333,747       337,200
        4,900       DTF TAX FREE INCOME INC                                                 69,472        69,531
      160,100       DWS MUN INCOME TR                                                    1,770,681     1,730,681
       19,300       EATON VANCE FLA MUN INCOME TR                                          272,752       262,480
        1,100       EATON VANCE INSD MI MUN BD FD                                           15,510        15,433
        2,400       EATON VANCE NJ MUN INCOME TR                                            32,386        33,216
       83,800       INSURED MUN INCOME FD                                                1,122,241     1,097,780
       56,400       INVESTMENT GRADE MUNI INC FD                                           772,072       767,040
       90,000       MBIA CAP CLAYMORE MANAGED                                            1,162,120     1,146,600
        5,000       MFS MUN INCOME TR                                                       37,340        37,900
        2,400       MORGAN STANLEY DEAN WITTER                                              21,097        21,120
        3,000       MSDW QUAL MUNI INVESTMENT TR                                            39,019        39,330
        1,600       NEUBERGER BERMAN INTER MUN FD                                           21,024        21,056
       70,100       NUVEEN FLA INVT QUALITY MUN FD                                         963,796       936,536
      124,100       NUVEEN FLA QUALITY INCOME MUN                                        1,726,853     1,666,663
       13,500       NUVEEN INSD DIVID ADVANTAGE                                            181,771       189,000
        1,600       NUVEEN MASS PREM INCOME MUN FD                                          21,785        21,840
        1,300       NUVEEN MD DVD ADVANTAGE MUN FD                                          17,732        18,200
       10,600       NUVEEN MICH PREM INCOME MUN FD                                         143,655       144,266
       10,500       NUVEEN N J INVT QUALITY MUN FD                                         143,871       143,010
       48,500       NUVEEN PA INVT QUALITY MUN FD                                          673,352       662,025
       23,000       NUVEEN PREM INCOME MUN FD 2                                            329,533       309,580
       22,000       NUVEEN PREMIER INC                                                     301,453       292,600
       27,888       PUTNAM INVT GRADE MUN TR                                               274,589       268,283
       25,498       PUTNAM MUN OPPORTUITIES TR                                             301,468       294,502
       23,769       PUTNAM MUNICIPAL BOND FUND                                             284,313       283,564
      125,200       SELIGMAN SELECT MUN FD INC                                           1,255,530     1,244,488
        8,000       VAN KAMPEN MERRITT ADVANTAGE                                           106,434       102,800
          200       VAN KAMPEN MERRITT OHIO                                                  3,112         2,972
       34,100       VAN KAMPEN MERRITT PA                                                  489,099       471,944
       28,477       VAN KAMPEN MERRITT TR INVT                                             427,222       419,751
       22,000       WESTERN ASSET MGNT MUNS FD INC                                         240,488       242,880
                                                                                  ----------------  ------------
                                                                                        16,192,978    15,879,164            4.85%
            Municipal bonds:
      950,000       ABILENE TX HLTH FACS DEV CORP              11/15/2028    5.250  $      950,046       937,973
      300,000       AGUA CAIENTE BAND                            7/1/2008    4.600         300,752       300,156
      575,000       AJCKSONVILLE FL ECONOMIC DEV                 9/1/2017    6.000         575,000       595,401
      200,000       ALABAMA SPL CARE FACS FING                  11/1/2019    5.000         210,244       205,878
    1,250,000       ALABAMA ST UNIV REV                          8/1/2028    5.250       1,302,604     1,324,713
      350,000       ALASKA INDL DEV & EXPT AUTH                 12/1/2010    5.400         350,000       351,288
      250,000       ALASKA INDL DEV & EXPT AUTH CM              12/1/2011    5.450         250,000       251,460
      250,000       ALASKA ST HSG FIN CORP                      12/1/2030    5.000         260,055       257,655
      300,000       ALBANY NY INDL DEV AGY CIVIC                 5/1/2016    6.500         300,000       256,647
      250,000       ALBANY NY INDL DEV AGY CIVIC                 4/1/2020    5.000         255,692       248,278

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      250,000       ALBEMARLE NC HOSP AUTH HEALTH               10/1/2021    5.250  $      257,228       255,763
      500,000       ALEXANDRIA VA REDEV & HSG AUTH              10/1/2029    6.125         528,857       519,090
      300,000       ALLEGHENY CNTY PA HOSP DEV                   4/1/2008    3.300         299,339       298,404
      340,000       ALLEGHENY CNTY PA HOSP DEV                   4/1/2009    3.500         337,556       335,604
      350,000       ALLEGHENY CNTY PA HOSP DEV                   4/1/2010    3.875         345,706       345,436
      250,000       AMHERST NY INDL DEV AGY CIVICF               1/1/2013    4.875         250,000       246,228
      500,000       ANDERSON IN ECONOMIC DEV REV                10/1/2021    4.750         495,438       481,905
      500,000       ANNAPOLIS MD ECONOMIC DEV REV               10/1/2027    5.000         513,029       503,245
      250,000       ANNAWAN IL TAX INCREMENT REV                 1/1/2018    5.625         250,000       243,260
      470,000       ARBOR GREENE CMNTY DEV DIST FL               5/1/2019    5.000         479,513       482,427
      500,000       ARIZONA HEALTH FACS AUTH                    10/1/2010    4.750         500,000       495,585
      800,000       ARIZONA HEALTH FACS AUTH REV               11/15/2009    6.500         800,000       814,368
      798,457       ARIZONA HEALTH FACS AUTH REV                 7/1/2027    5.250         813,794       790,792
    1,750,000       ARLINGTON TX SPL OBLIG                      8/15/2034    5.000       1,882,819     1,832,618
      400,000       ASHEVILLE N C CTFS PARTN                     6/1/2018    5.125         406,074       404,404
      600,000       ATLANTA GA DEV AUTH REV                      1/1/2031    5.000         614,498       601,764
      900,000       ATLANTA GA TAX ALLOCATION                    1/1/2020    5.400         894,123       882,936
      650,000       ATOKA CNTY OK                               10/1/2018    5.875         641,432       654,440
      375,000       AUSTIN TX                                    1/1/2009    6.000         381,101       379,920
       50,000       AUSTIN TX UTIL SYS REV                      5/15/2018    5.250          50,107        50,063
      500,000       AUSTIN TX WTR & WASTEWATER SYS              5/15/2027    5.125         516,693       511,645
      400,000       AVE MARIA STEWARDSHIP CMNTY                 11/1/2012    4.800         399,559       378,764
      735,000       BADGER TOB ASSET SECURITIZATIO               6/1/2017    6.000         764,930       753,706
      375,000       BADGER TOB ASSET SECURITIZATIO               6/1/2027    6.125         384,297       388,020
      150,000       BANSON COMM PK CMNTY IMPT                    6/1/2010    5.000         149,070       149,972
      250,000       BAPTIST RD RRAL TRANSN AUTH CO              12/1/2017    4.800         250,000       246,563
       50,000       BAY AREA GOVT ASSOC CA REV                 12/15/2014    6.000          51,437        50,259
      570,000       BEDFORD PARK IL TAX INCREMENT                1/1/2012    4.625         567,830       561,211
      500,000       BELMONT CMNTY DEV DIST FL                   11/1/2014    5.125         499,243       472,930
      115,000       BENTON HARBOR MI CHARTER                     5/1/2009   10.000         115,000       113,428
      500,000       BERKELEY CNTY S C SCH DIST INS              12/1/2019    5.250         522,071       523,830
      750,000       BERKELEY CNTY SC SCH DIST                   12/1/2020    5.000         760,781       782,475
    1,250,000       BEXAR CNTY TX HLTH FACS DEVCP              11/15/2023    6.100       1,304,894     1,299,350
      300,000       BEXAR CNTY TX HLTH FACS DEVCP                7/1/2027    5.000         310,047       292,080
      250,000       BEXAR CNTY TX HSG FIN CORP                  12/1/2021    6.500         269,998       263,785
      835,000       BEXAR CNTY TX HSG FIN CORP MF                4/1/2030    9.000         832,392       792,415
      590,000       BEXAR CNTY TX HSG FIN CORP MF                8/1/2030    8.125         568,550       590,130
      250,000       BEXAR CNTY TX HSG FIN CORP MF                6/1/2011    5.500         247,088       247,730
    1,005,000       BEXAR CNTY TX HSG FIN CORP MF                6/1/2031   10.500       1,005,000       942,298
      495,000       BEXAR CNTY TX HSG FIN CORP MF               9/15/2021    8.750         495,000       512,899
      985,000       BEXAR CNTY TX HSG FIN CORP MF               12/1/2036    9.250         960,682     1,005,321
      590,000       BEXAR CNTY TX REV                           8/15/2022    5.750         621,264       615,919
      350,000       BIRMINGHAM BAPTIST MED CTR AL              11/15/2030    5.000         357,932       336,301
      140,000       BIRMINGHAM SOUTHERN COLLEGE AL              12/1/2025    6.125         142,915       140,766
      500,000       BIRMINGHAM SOUTHERN COLLEGE AL              12/1/2019    5.350         505,620       501,850
      500,000       BISMARCK STATE COLLEGE                       4/1/2032    5.010         509,177       481,170
      300,000       BLOUNT CNTY TN HEALTH & EDL                  4/1/2012    4.750         299,261       294,693
      250,000       BLUE ASH OH TAX INCREMENT                   12/1/2021    5.000         253,464       255,028
      500,000       BOONE CNTY IND REDEV DIST TAX                8/1/2023    5.375         506,340       516,070
      750,000       BOONE CNTY IND REDEV DIST TAX                8/1/2028    5.000         740,413       740,768
      750,000       BRAZOS CNTY TX HEALTH FAC DEV                1/1/2032    5.375         773,019       763,080
      400,000       BRAZOS RIV TX HBR NAV DIST                  5/15/2033    4.950         400,000       390,496
      650,000       BREMER CNTY IA RETIREMENT FAC              11/15/2030    4.500         650,000       647,706
      500,000       BREVARD CNTY FL HEALTH FACS                  4/1/2036    5.000         465,559       497,740

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      314,000       BRIDGEVILLE DEL SPL OBLIG                    7/1/2035    5.125  $      314,000       314,135
      250,000       BROWNSBURG IND REDEV AUTH ECON               2/1/2029    4.700         250,000       246,178
      250,000       BROWNSBURG IND REV AUTH                      8/1/2024    4.625         250,000       248,540
      100,000       BROWNSVILLE TX   ( c )                      2/15/2011    4.890          84,132        81,494
      165,000       BULLHEAD CITY AZ SPL ASSMT                   1/1/2010    6.100         165,876       165,556
      400,000       BUTLER CNTY PA                              10/1/2034    5.089         400,000       388,496
      405,000       CALIFORNIA CMNTYS HSG FIN AGY               10/1/2011    5.000         404,373       403,024
      215,000       CALIFORNIA CMNTYS HSG FIN AGY               12/1/2011    5.000         214,656       213,912
      170,000       CALIFORNIA CMNTYS HSG FIN AGY                8/1/2012    4.650         169,640       169,449
      330,000       CALIFORNIA CMNTYS HSG FIN AGY               11/1/2012    4.850         328,758       330,000
      180,000       CALIFORNIA CNTY                              6/1/2023    5.625         172,147       175,918
      500,000       CALIFORNIA CNTY CA                           6/1/2036    5.000         494,729       436,530
      200,000       CALIFORNIA CNTY CA TOB SECTZTN               6/1/2021    4.500         197,385       191,986
      410,000       CALIFORNIA CNTY CALIF TOB                    6/1/2019    4.750         396,610       398,553
      500,000       CALIFORNIA HEALTH FACS FING                  4/1/2010    5.300         512,798       514,345
      500,000       CALIFORNIA HEALTH FACS FING AU               3/1/2033    5.000         507,071       501,040
      500,000       CALIFORNIA MUN FIN AUTH ED REV               6/1/2026    5.250         508,558       498,490
       40,000       CALIFORNIA ST                               10/1/2020    5.250          41,092        40,310
      275,000       CALIFORNIA ST DEPT WTR RES                  12/1/2022    5.000         277,111       278,275
      120,000       CALIFORNIA ST DEPT WTR RES CEN              12/1/2027    5.375         125,430       121,199
      750,000       CALIFORNIA STATEWIDE CMNTYS                  4/1/2037    5.125         758,660       724,553
      750,000       CALIFORNIA STATEWIDE CMNTYS                  6/1/2017    5.400         747,167       754,710
      750,000       CALIFORNIA STATEWIDE CMNTYS                  3/1/2035    5.000         757,533       751,125
      500,000       CAMERON TX ED CORP REV                      8/15/2021    5.000         495,544       500,645
       80,000       CAPE GIRARDEAU CNTY MO INDL                  6/1/2032    5.750          83,069        81,782
      750,000       CAPITAL TR AGY FL MULTIFAMILY                6/1/2038    5.875         763,703       753,833
      500,000       CAPITAL TR AGY FL REV                       10/1/2033    8.950         500,000       613,085
      485,000       CAPITAL TR AGY FLA MULTIFAMILY               6/1/2013    4.750         485,000       469,388
    1,420,097       CARLSBAD NM INDL DEV REV                    4/15/2021    5.750       1,464,161     1,438,061
      230,000       CARSON CITY NV HOSP REV                      9/1/2031    5.750         240,068       235,722
      750,000       CARTHAGE MO HOSP REV                         4/1/2010    4.500         738,694       735,735
      245,000       CATTARAUGUS CNTY NY INDL DEV                 8/1/2023    5.250         254,210       250,130
    1,130,000       CENTRAL FALLS RI DETENTION FAC              1/15/2009    6.000       1,130,000     1,134,068
      305,000       CENTRAL NINE IN CAREER CTR BLG              1/15/2015    5.500         324,742       329,858
      270,000       CHARLESTON CNTY SC HOSP FACS                10/1/2019    5.500         278,253       272,352
      400,000       CHARTIERS VALLEY PA INDL                    8/15/2012    5.000         397,425       404,820
      500,000       CHATHAM CNTY GA HOSP AUTH REV                1/1/2034    5.500         521,455       506,150
      500,000       CHEROKEE NATION OK HLTHCARE                 12/1/2021    4.600         500,000       475,150
      450,000       CHESTERFIELD CNTY VA INDL DEV                7/1/2019    5.200         412,127       462,024
      250,000       CHESTERFIELD CNTY VA INDL DEV                6/1/2017    5.875         256,822       265,080
       20,000       CHICAGO IL MET HSG DEV CORP                  7/1/2022    6.850          20,637        20,528
    1,000,000       CHICAGO IL TAX INCREMENT                    12/1/2008    6.500         993,118     1,027,010
      500,000       CITIZEN POTAWATOMI NATION OK                 9/1/2016    6.500         500,000       523,700
      455,000       CLARK CNTY NV IMPT DIST                      2/1/2019    5.000         456,986       431,358
      500,000       CLARK CNTY NV POLLUTN CTL REV               10/1/2011    5.300         501,365       500,465
      500,000       CLEVELAND CUYAHOGA CNTY OH                  5/15/2023    5.250         500,000       500,140
      150,000       CLEVELAND OH WTRWKS REV                      1/1/2023    5.000         153,080       151,913
      235,000       COLORADO EDL & CULTURAL FACS                6/15/2012    4.625         231,598       236,121
      400,000       COLORADO EDL & CULTURAL FACS A              11/1/2007    4.500         400,237       400,112
      295,000       COLORADO HEALTH FACS AUTH REV               12/1/2008    4.400         294,006       295,605
      225,000       COLORADO HEALTH FACS AUTH REV               12/1/2010    6.250         227,093       233,678
      600,000       COLORADO HEALTH FACS AUTH REV               9/15/2022    5.000         593,109       588,534
      750,000       COMPARK BUSINESS CAMPUS                     12/1/2027    5.750         767,310       794,993
      295,000       CONCORDE ESTATES CMNTY DEV DIS               5/1/2011    5.000         294,036       295,198

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      250,000       CONNECTICUT ST                               7/1/2025    5.000  $      254,848       252,383
    1,050,000       CONNECTICUT ST DEV AUTH POLLTN               9/1/2028    5.850       1,096,519     1,081,164
    1,250,000       CONNECTICUT ST DEV AUTH POLLTN               9/1/2028    5.850       1,323,980     1,287,100
      400,000       CONNERTON W CMNTY DEV DIST FL                5/1/2016    5.125         399,279       369,780
      350,000       COOLIDGE AZ UNI SCH DIST                    10/1/2010    4.150         349,021       348,485
      250,000       CORALVILLE IA                                6/1/2018    5.000         247,949       259,448
      643,000       CORTLAND IL SPL TAX REV                      3/1/2017    5.500         637,205       637,895
      500,000       COW CREEK BAND UMPQUA TRIBE                  5/1/2035    5.000         500,000       499,455
    1,070,000       CROW FIN AUTH MINN TRIBAL PUR               10/1/2017    5.650       1,016,762     1,092,748
      486,000       DALLAS TX HSG FIN CORP                     10/20/2032    6.750         501,521       514,164
      750,000       DAYTON OH SPL FACS REV                       2/1/2018    5.625         797,390       768,435
      250,000       DENHAM SPRINGS LIVN HSG & MTG               11/1/2040    5.000         260,669       259,248
      750,000       DENVER CO CONVENTION CTR                    12/1/2026    5.125         784,164       783,323
      500,000       DENVER COLO CONVENTION CTR                  12/1/2030    5.000         513,138       514,140
      585,000       DETROIT CMNTY HIGH SCH MI                   11/1/2010    5.000         585,000       585,222
      500,000       DETROIT LAKES MN HSG & HEALTH                8/1/2034    4.250         500,000       490,345
      500,000       DINUBA CA FING AUTH LEASE REV                9/1/2038    5.375         494,401       499,975
    1,250,000       DIRECTOR ST NV DEPT BUSINESS               11/15/2014    6.000       1,235,695     1,214,325
      750,000       DISTRICT COLUMBIA REV                        6/1/2026    5.000         768,351       736,110
       20,000       DOUBLE BRANCH CMNTY DEV DIST                 5/1/2008    5.125          19,990        20,005
      500,000       DURBIN CROSSING CMNTY DEV                   11/1/2010    4.875         499,598       485,340
      300,000       EAST BATON ROUGE                            10/1/2028    4.500         300,000       289,518
      500,000       EAST BATON ROUGE LA MTG                     10/1/2023    4.400         500,000       488,255
    1,000,000       EAST POINT GA                                2/1/2026    8.000       1,140,221     1,111,390
      800,000       EDEN PRAIRIE MN MLT FAM HSG                 2/20/2043    6.200         874,729       862,152
      385,000       EL PASO CNTY TEX HSG FIN CORP               12/1/2015    7.000         385,000       385,219
      300,000       EL PASO TX HEALTH FACS DEV                  8/15/2012    7.000         300,000       324,807
      500,000       ERIE CNTY OH HOSP FACS REV                  8/15/2013    6.000         536,537       545,825
      500,000       ERNEST N MORIAL NEW ORLEANS LA              7/15/2028    5.250         512,711       541,840
      500,000       ESTHERVILLE IA HOSP REV                      7/1/2020    6.300         509,122       526,815
      500,000       FARMINGTON N MEX HOSP REV                    6/1/2022    5.000         510,742       507,825
      170,000       FARMINGTON NM POLLUTN CTL REV                4/1/2022    5.800         173,582       171,046
      750,000       FARMS NEW KENT VA                            3/1/2036    5.125         750,000       698,078
      250,000       FIDDELERS BUSINESS IMPT DIST                12/1/2032    5.000         256,460       238,788
      580,000       FIDDLERS CREEK CMNTY DEV DIST                5/1/2013    5.750         576,564       583,486
      400,000       FLAGSTAFF AZ                                 1/1/2022    5.000         402,100       402,600
      700,000       FLORIDA ST BRD ED CAP OUTLAY                 6/1/2021    4.750         705,118       703,171
      350,000       FLORIDA ST DIV BD FIN DEPT                   7/1/2011    5.000         363,120       353,693
    1,280,000       FOREST CREEK CMNTY DEV DIST                  5/1/2011    4.850       1,278,922     1,235,994
      250,000       FORT BEND CNTY TX LEVEE IMPT                 9/1/2032    5.000         250,246       245,103
      500,000       FULTON CNTY GA DEV AUTH                     11/1/2028    5.250         492,132       479,070
      300,000       FULTON CNTY PA INDL DEV AUTH                 7/1/2009    5.300         299,689       299,526
      330,000       FULTON CNTY PA INDL DEV AUTH                 7/1/2011    5.375         329,259       332,033
      325,000       GALVESTON CNTY TX HEALTH FACS               11/1/2014    5.000         331,562       327,308
    1,000,000       GALVESTON CNTY TX MUN UTIL                  8/13/2008    6.000       1,000,000     1,021,110
      500,000       GARDEN GROVE CA CTFS PARTN                   8/1/2023    5.700         513,356       501,540
      750,000       GARZA CNTY TX PUB FAC CORP                  10/1/2011    5.000         753,324       769,553
      500,000       GARZA CNTY TX PUB FAC CORP                  10/1/2016    5.500         513,340       537,845
      445,000       GATEWAY SVCS CMNTY DEV DIST FL               5/1/2010    5.500         442,806       445,369
      400,000       GEISINGER AUTH PA HLTH SYS REV               5/1/2037    5.159         400,000       373,760
      400,000       GENESEE CNTY NY INDL DEV                    12/1/2014    4.750         400,000       390,592
       20,000       GEORGIA MUN ELEC AUTH PWR REV ( c )          1/1/2012    4.743          16,029        15,317
    1,750,000       GOLDEN ST TOB SECURITIZATION                 6/1/2019    5.000       1,816,375     1,765,960
    1,000,000       GOLDEN ST TOB SECURITIZATION ( c )           6/1/2022    1.294         827,597       858,900

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      500,000       GRAVOIS BLUFFS TRANSN DEV MO                 5/1/2018    4.000  $      495,722       494,750
      500,000       GREENVILLE CNTY S C SCH DIST                12/1/2028    5.000         518,901       516,880
      495,000       GROVE CITY PA AREA HOSP AUTH                 7/1/2012    5.250         493,435       495,594
      320,000       HARRIS CNTY TEX MUN UTIL DIST                9/1/2018    5.000         320,787       320,064
      300,000       HARRISBURG PA AUTH UNIV REV                  9/1/2016    5.400         300,000       303,906
      250,000       HARRISONVILLE MO ANNUAL                     11/1/2028    4.625         241,649       236,608
    1,000,000       HARTLAND MI CONS SCH DIST                    5/1/2029    5.125       1,023,166     1,023,700
      350,000       HARVEY IL                                   12/1/2027    5.500         359,849       352,275
      500,000       HAWAII ST DEPT BUDGET & FIN                11/15/2009    6.750         500,000       513,980
      360,000       HEALTH CARE AUTH FOR BAPTIST H             11/15/2018    5.000         372,652       366,113
    1,500,000       HENDERSON NV LOC IMPT DISTS                  9/1/2010    4.500       1,500,000     1,487,205
      220,000       HERITAGE ISLE AT VIERA CMNTY                11/1/2009    5.000         219,879       220,059
      220,000       HERITAGE ISLE AT VIERA CMNTY                11/1/2013    5.000         219,507       208,630
      775,000       HIGHLANDS CNTY FLA HEALTH FACS             11/15/2027    5.000         790,251       783,990
      500,000       HILLSBOROUGH CNTY FL INDL DEV               10/1/2024    5.250         512,703       511,360
      500,000       HIMALAYA WTR & SANTN DIST CO                12/1/2035    5.000         513,613       477,090
      400,000       HOUMA TERR PUB TR FINAUTH LA                12/1/2040    5.150         419,060       419,384
      250,000       HOWARD CNTY MD RETIREMENT                    4/1/2027    5.250         256,769       240,410
      750,000       HUNTSVILLE AL HEALTH CARE AUTH               6/1/2022    5.625         786,759       786,248
      400,000       HUNTSVILLE REDSTONE VLG AL                   1/1/2015    5.250         400,000       389,848
      500,000       HURON CNTY OH HOSP FACS REV                 12/1/2022    5.000         502,262       507,825
      120,000       IDAHO HEALTH FACS AUTH HOSP                  8/1/2009    5.750         120,494       120,270
      110,000       IDAHO HEALTH FACS AUTH HOSP                  8/1/2010    6.000         110,536       111,059
      245,000       IDAHO HSG & FIN ASSN                         8/1/2017    6.250         245,000       245,181
      240,000       IDAHO HSG & FIN ASSN NON PROFI               8/1/2010    5.750         240,000       239,947
      170,000       ILLINOIS DEV FIN AUTH POLLUTN                2/1/2024    5.700         174,381       172,212
      730,000       ILLINOIS DEV FIN AUTH POLLUTN                3/1/2014    5.500         738,345       730,204
      100,000       ILLINOIS DEV FIN AUTH REV                    7/1/2008    5.800         100,753       101,178
      240,000       ILLINOIS DEV FIN AUTH REV                    7/1/2009    5.900         242,104       243,353
      475,000       ILLINOIS DEV FIN AUTH REV                    7/1/2019    6.050         476,402       481,052
      250,000       ILLINOIS DEV FIN AUTH REV                   5/15/2021    5.500         259,973       254,825
      750,000       ILLINOIS EDL FACS AUTH                       7/1/2038    5.125         765,795       763,560
      500,000       ILLINOIS FIN                                3/15/2027    5.000         524,083       516,555
      400,000       ILLINOIS FIN                               11/15/2016    5.400         395,713       397,132
      500,000       ILLINOIS FIN AUTH ED REV                     9/1/2027    5.000         509,357       487,540
      875,000       ILLINOIS FIN AUTH REV                        2/1/2037    5.250         873,184       866,530
      500,000       ILLINOIS FIN AUTH REV                       2/15/2038    5.875         506,266       498,905
      500,000       ILLINOIS FIN AUTH REV                       2/15/2038    5.400         500,000       499,955
      500,000       ILLINOIS FIN AUTH REV                      11/15/2016    5.000         514,755       503,910
      650,000       ILLINOIS FIN AUTH REV                       5/15/2015    5.250         660,172       644,722
      250,000       ILLINOIS FIN AUTH REV                       5/15/2038    5.750         257,432       245,043
      500,000       ILLINOIS FIN AUTH REV                       5/15/2012    5.100         497,955       498,745
      750,000       ILLINOIS FIN AUTH REV                      11/15/2035    5.000         750,000       746,310
      250,000       ILLINOIS FIN AUTH REV                       12/1/2021    5.000         256,830       247,605
      150,000       ILLINOIS FIN AUTH REV                       12/1/2036    5.000         152,082       140,495
      375,000       ILLINOIS FIN AUTH REV                        4/1/2026    5.000         382,054       377,063
      610,000       ILLINOIS FIN AUTH REV                       8/15/2026    6.000         625,811       622,993
      600,000       ILLINOIS FIN AUTH REV                       5/15/2012    5.250         603,622       597,720
      750,000       ILLINOIS FIN AUTH REV                       5/15/2026    5.750         726,602       730,635
    1,250,000       ILLINOIS FIN AUTH REV                      11/15/2022    5.250       1,247,311     1,294,125
      440,000       ILLINOIS FIN AUTH SPORTS FAC                12/1/2035    7.000         436,570       450,648
      500,000       ILLINOIS FN AUTH REV                       11/15/2026    5.250         515,266       491,380
    2,400,000       ILLINOIS HEALTH FACS AUTH REV              11/15/2019    7.000       2,517,922     2,515,032
    1,000,000       ILLINOIS HEALTH FACS AUTH REV              11/15/2019    7.000       1,048,924     1,047,930

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
    1,095,000       ILLINOIS HEALTH FACS AUTH REV               5/15/2032    5.500  $    1,124,038     1,103,585
    1,750,000       ILLINOIS HEALTH FACS AUTH REV               8/15/2033    5.100       1,817,605     1,777,878
      500,000       ILLINOIS HSG DEV AUTH                        7/1/2028    4.800         500,000       500,000
      250,000       ILLINOIS ST SALES TAX REV                   6/15/2009    5.000         252,940       250,275
      750,000       ILLNOIS FIN AUTH SPORTS FAC RE              10/1/2027    6.125         728,963       728,963
      500,000       ILLNOIS FIN AUTH SPORTS FAC RE              10/1/2037    6.250         483,580       483,580
      750,000       INDIANA HEALTH & EDL FAC                     3/1/2022    5.500         762,608       770,220
      250,000       INDIANA HEALTH & EDL FAC FING              11/15/2025    5.250         255,483       253,368
      620,000       INDIANA HLTH FAC FING AUTH REV              8/15/2009    4.750         601,059       626,467
      190,000       INDIANA HLTH FAC FING AUTH REV              8/15/2018    5.000         170,414       191,332
      350,000       INDIANA HLTH FAC HOSP REV                   2/15/2018    5.250         359,403       355,173
      300,000       INDIANA HLTH FAC HOSP REV                    1/1/2023    6.000         306,482       300,273
      185,000       INDIANA ST DEV FIN AUTH POLLUT               3/1/2030    5.000         185,996       185,155
      250,000       INDUSTRY CA URBAN DEV AGY                    5/1/2021    4.750         254,812       254,443
      300,000       INTERCOMMUNITY HOSP AUTH CA CT              11/1/2019    5.250         311,938       304,038
      300,000       INTERLOCKEN MT CIST CO                     12/15/2019    5.750         318,736       313,809
    2,500,000       INTERMEDIATE SCH DIST 287 MN                11/1/2032    5.295       2,547,312     2,435,550
    1,000,000       INTERMEIDIATE SCH DIST 287 MN                1/1/2028    5.460       1,022,059     1,002,960
      200,000       IOWA FIN AUTH RETIREMENT CMNTY             11/15/2009    4.250         198,997       197,034
      200,000       IOWA FIN AUTH RETIREMENT CMNTY             11/15/2011    4.750         198,153       197,850
      230,000       IOWA FIN AUTH SR HSG REV                    11/1/2011    5.000         230,000       227,978
      400,000       IOWA FIN AUTH SR HSG REV                    12/1/2014    5.000         396,877       390,788
      500,000       IOWA FIN AUTH SR LIVING FAC                11/15/2027    5.500         512,083       479,135
      500,000       JACKSONVILLE FL                              3/1/2047    4.550         500,000       453,385
      250,000       JEFFERSON PARISH LA FIN AUTH                 6/1/2033    5.000         263,929       263,968
    1,750,000       JEFFERSON PARISH LA FIN AUTH R               6/1/2038    5.000       1,851,181     1,832,775
      250,000       JOHNSON CITY TN HEALTH & EDL                2/15/2009    4.500         249,174       248,865
      700,000       JOPLIN MO INDL DEV AUTH                     5/15/2017    5.500         710,395       702,289
      290,000       JOPLIN MO INDL DEV AUTH HEALTH              2/15/2008    4.000         290,699       289,875
      300,000       JUBAN PARK CMNTY DEV DIST LA                10/1/2014    5.150         300,000       296,892
      250,000       KANSAS CITY MO TAX INCREMENT                 3/1/2012    5.000         248,524       248,768
    1,000,000       KENT HOSP FIN AUTH MICH REV                  7/1/2035    6.000       1,065,526     1,046,220
      700,000       KENTWOOD MI ECONOMIC DEV                   11/15/2026    5.250         710,648       683,851
      250,000       KENTWOOD MI ECONOMIC DEV                   11/15/2036    5.375         261,625       239,870
    2,000,000       KERRVILLE TEX HEALTH FACS                   8/15/2035    5.450       2,017,571     1,989,360
      605,000       KERSHAW CNTY SC PUB SCHS                    12/1/2025    5.000         618,348       629,575
    1,510,000       KING CNTY WA                                 1/1/2030    5.000       1,519,260     1,528,860
      500,000       KNOX CNTY TN HEALTH EDL & HSG                4/1/2027    5.250         516,983       504,655
      400,000       KRONENWETTER WI                              3/1/2017    5.000         404,795       402,492
      500,000       KRONENWETTER WI REDEV AUTH                   6/1/2008    4.800         501,772       502,695
    1,100,000       LAFAYETTE LA PUB TR FING AUTH                1/1/2041    5.350       1,145,386     1,152,173
      520,000       LAKE ASHTON II CMNTY DEV DIST               11/1/2010    4.875         520,761       518,357
      500,000       LAKELAND FL HOSP SYS REV                   11/15/2032    5.000         513,245       500,335
      250,000       LANCASTER CNTY PA HOSP AUTH                 11/1/2026    5.000         261,860       253,730
      400,000       LANGSTON OK ECONOMIC DEV AUTH                5/1/2026    5.250         414,434       402,592
      250,000       LEBANON CNTY PA HEALTH FACS                12/15/2008    4.000         250,000       249,080
      250,000       LEE CNTY FL INDL DEV AUTH                  11/15/2029    5.000         256,322       236,083
      750,000       LEE CNTY FL INDL DEV AUTH REV               6/15/2027    5.250         755,037       710,700
      350,000       LEE CNTY FL WTR & SWR REV                   10/1/2027    5.000         354,057       362,513
      250,000       LEHIGH CNTY PA GEN PURP AUTH                8/15/2042    5.409         250,000       227,778
      300,000       LEWIS CNTY WA PUB HOSP DIST                 12/1/2011    6.000         301,757       300,486
       45,000       LEWISVILLE TX INDPT SCH DIST                8/15/2025    5.000          45,932        46,320
      250,000       LITTLE ELM TX                                8/1/2019    5.600         261,959       263,538
      550,000       LOMBARD IL PUB FACS CORP                     1/1/2030    5.500         580,820       557,414

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
    1,750,000       LOMBARD IL PUB FACS CORP                     1/1/2036    5.250  $    1,790,742     1,775,025
      500,000       LOMBARD IL PUB FACS CORP  REV                1/1/2015    6.375         500,000       511,435
      300,000       LOMBARD ILL PUB FACS CORP                    1/1/2025    5.500         319,485       307,269
      250,000       LOMPOC CA HLTHCARE DIST                      8/1/2034    5.000         254,337       255,548
      500,000       LOS ANGELES CA HSG AUTH                      6/1/2029    5.000         519,412       496,045
      400,000       LOUDOUN CNTY VA DEV INDL AUTH                8/1/2028    5.000         400,000       399,792
    1,750,000       LOUISIANA HSG FIN AGY                       12/1/2038    5.700       1,862,053     1,914,868
      250,000       LOUISIANA HSG FIN AGY SINGLE                10/1/2022    4.800         250,000       254,538
      400,000       LOUISIANA HSG FIN AGY SINGLE F               6/1/2038    5.850         434,489       436,704
      495,000       LOUISIANA LOC GOVT ENVIR FACS               6/20/2028    8.000         495,000       494,906
      500,000       LOUISIANA PUB FACS AUTH REV                 2/15/2036    5.089         500,000       483,920
      100,000       LOUISIANA PUB FACS AUTH REV                  2/1/2028    5.000         102,513       102,097
      400,000       LOUISIANA PUB FACS AUTH REV                 12/1/2015    6.500         412,182       401,208
      750,000       LOUISVILLE   JEFFERSON CNTY KY              10/1/2036    5.250         789,446       754,545
      325,000       LUBBOCK TX HLTH FACS DEV CORP                7/1/2019    5.250         329,682       330,733
      250,000       LUBBOCK TX HLTH FACS DEV CORP                7/1/2023    5.000         252,095       251,805
       85,000       LUBBOCK TX HLTH FACS DEV CORP               1/20/2010    5.000          85,000        85,496
      175,000       LUBBOCK TX HLTH FACS DEV CORP               3/20/2012    5.000         175,000       178,155
      350,000       LUCAS CNTY OH HEALTH CARE FAC               8/15/2015    6.375         340,727       365,152
      500,000       LYNN MA WTR & SWR COMN GEN REV              12/1/2032    5.000         505,692       513,045
      750,000       LYONS CO REV                               11/30/2016    4.750         758,570       734,400
      250,000       MADEIRA CMNTY DEV DIST FL                   11/1/2014    5.250         249,401       238,243
      475,000       MADISON CNTY FL REV                          7/1/2025    6.000         467,352       479,313
      250,000       MAGNOLIA CREEK CMNTY DEV DIST                5/1/2014    5.600         250,000       243,613
    1,000,000       MALTA ILL TAX INCREMENT REV                12/30/2025    5.750       1,000,000       965,510
      500,000       MANCHESTER N H HSG & REDEV  ( c )            1/1/2020    5.248         260,554       265,215
      250,000       MANCHESTER NH HSG & REDEV                    1/1/2015    6.750         266,106       263,885
      650,000       MANHATTAN IL                                 3/1/2022    5.750         650,000       643,962
      500,000       MANITOWOC WI ELEC REV                       10/1/2034    5.250         514,564       512,820
      500,000       MAPLE GROVE MN HEALTH CARE REV               9/1/2029    5.000         505,817       498,990
      500,000       MARICOPA CNTY AZ HLTH FACS REV               7/1/2032    5.250         525,258       511,070
      110,000       MARICOPA CNTY AZ HOSP REV                    1/1/2008    7.625         110,550       111,140
      250,000       MARICOPA CNTY AZ INDL DEV                    1/1/2027    6.625         266,928       268,650
      100,000       MARION CNTY IN CNVTN & RECTL                 6/1/2027    5.000         102,033       101,316
      250,000       MARYLAND ST ECONOMIC DEV CORP               12/1/2011    4.750         248,126       249,190
      750,000       MARYLAND ST HEALTH & HIGHER                  1/1/2013    4.750         750,000       743,040
      250,000       MARYLAND ST HEALTH & HIGHER                  1/1/2017    5.000         250,292       244,638
      250,000       MARYLAND ST HEALTH & HIGHER ED               1/1/2027    4.625         250,000       250,520
      500,000       MASHANTUCKET WSTRN PEQUOT                    9/1/2036    5.500         509,515       501,200
      500,000       MASSACHUSETTS ST                             5/1/2037    4.959         500,000       471,865
    1,500,000       MASSACHUSETTS ST COLLEGE BLDG                5/1/2039    5.375       1,570,364     1,547,640
      750,000       MASSACHUSETTS ST HEALTH & EDL                7/1/2016    5.500         765,479       765,863
      500,000       MASSACHUSETTS ST HEALTH AUTH                 7/1/2018    5.000         518,557       518,525
      450,000       MASSACHUSETTS ST HLTH EDL FACS               7/1/2028    5.000         464,210       455,337
      350,000       MASSACHUSETTS ST HLTH EDL FACS             11/15/2009    5.125         353,100       356,479
      750,000       MASSACHUSETTS ST INDL FIN AGY               10/1/2023    5.000         770,474       765,353
      750,000       MASSACHUSETTS ST INDL FIN AGY               2/15/2028    4.750         755,401       752,843
      500,000       MASSACHUSETTS ST TPK AUTH MET                1/1/2017    5.125         509,990       509,270
      145,000       MASSACHUSETTS ST TPK AUTH MET                1/1/2027    5.000         147,412       146,665
      225,000       MASSACHUSETTS ST TPK AUTH MET                1/1/2029    5.250         231,949       228,654
      500,000       MASSACHUSETTSC ST DEV FIN AGY               10/1/2017    5.000         509,835       486,570
      265,000       MATAGORDA CNTY TX NAV DIST 1                 6/1/2026    5.250         271,316       271,326
       80,000       MATAGORDA CNTY TX NAV DIST 1                 6/1/2026    5.250          81,925        82,427
    1,000,000       MATTESON IL TAX INCREMENT REV               12/1/2009    4.250       1,000,000       995,030

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
    1,750,000       MC ALESTER OKLA PUB WKS AUTH  ( c )          2/1/2030    5.480   $     521,996       512,978
      200,000       MEAD VLG NE TAX INCREMENT REV                7/1/2012    5.125         200,000       198,362
      175,000       MECKLENBURG CNTY NC INDL FACS               12/1/2009    5.250         176,479       175,175
      500,000       MESQUITE TX HEALTH FACS DEV                 2/15/2015    5.000         503,030       504,980
      855,000       MET GOVT NASHVILLE DAVIDSON TN  ( b )       6/20/2036   10.000         855,000       660,881
    1,850,000       MET GOVT NASHVILLE DAVIDSON TN             12/20/2040    7.500       1,850,000     1,844,062
    1,075,000       MET GOVT NASHVILLE DAVIDSON TN             12/20/2020    8.000       1,075,000     1,066,594
      500,000       METRO GOVT NSHVILLE TN WTR SWR               1/1/2018    5.000         515,119       506,420
      850,000       METRO TRANSN AUTH NY SVC CONTR               7/1/2030    5.000         882,013       872,177
      300,000       METROPOLITAN PIER & EXPO IL                 6/15/2012    5.250         307,329       300,306
      500,000       MI PUB EDL FACS AUTH REV                     9/1/2019    5.500         499,537       498,030
      500,000       MIAMI BEACH FL HLTH FACS HOSP              11/15/2028    5.375         505,936       489,155
      500,000       MIAMI CNTY OH HOSP FACS REV                 5/15/2018    5.250         512,454       518,040
      500,000       MIAMI DADE CNTY FL EXPWY                     7/1/2029    5.125         521,554       520,820
      250,000       MIAMI DADE CNTY FL SPL OBLIG                10/1/2037    5.000         257,083       252,255
      250,000       MICH TOB STLMT FIN AUTH                      6/1/2022    5.125         240,623       242,950
      300,000       MICHIGAN PUB EDL FACS AUTH                   9/1/2022    5.000         300,000       293,661
      750,000       MICHIGAN PUB EDL FACS AUTH REV               9/1/2016    6.000         750,000       753,818
      175,000       MICHIGAN ST HOSP FIN AUTH REV                6/1/2028    5.000         178,386       175,443
      220,000       MICHIGAN ST HOSP FIN AUTH REV              11/15/2009    4.000         217,481       217,714
    1,000,000       MICHIGAN ST STRATEGIC FD                     9/1/2029    5.450       1,060,508     1,049,040
      250,000       MICHIGAN ST UNIV REVS                       2/15/2037    5.019         250,000       238,518
      500,000       MIDCITIES MET DIST NO 2 CO                  12/1/2030    5.125         500,749       501,960
      500,000       MILLSBORO DE SPL OBLG                        7/1/2036    5.450         500,000       477,960
      750,000       MILWAUKEE WI REDEV AUTH REV                  8/1/2015    5.125         749,935       748,748
      645,000       MINNESOTA ST HIGHER ED FACS                 10/1/2016    4.493         650,860       650,457
    1,000,000       MISSISSIPPI DEV BK SPL                      10/1/2013    5.000       1,028,632     1,028,400
      250,000       MISSOURI ST DEV FIN BRD FACS                 4/1/2025    5.125         253,453       254,233
      500,000       MISSOURI ST DEV FIN BRD FACS                 4/1/2028    4.750         484,041       484,080
      500,000       MISSOURI ST HLTH & EDL FAC AUT               2/1/2018    4.875         513,387       504,830
      500,000       MISSOURI ST HLTH & EDL FAC AUT               2/1/2027    4.875         506,543       478,825
      980,000       MISSOURI ST HLTH & EDL FAC AUT               2/1/2022    5.125       1,014,450       990,535
      375,000       MISSOURI ST HLTH & EDL FAC REV              5/15/2025    5.125         390,607       382,504
      500,000       MONROE CNTY GA POLLUTN CTL REV               7/1/2036    4.900         510,275       503,355
      355,000       MONROE MCKEEN PLAZA HSG DEV LA               2/1/2012    6.800         356,872       355,501
      500,000       MONROEVILLE AL WTRWKS BRD                    1/1/2020    5.125         514,200       508,805
      250,000       MONTGOMERY AL EDL BLDG AUTH                 10/1/2032    5.250         262,413       251,068
      250,000       MONTGOMERY AL MED CLNIC BRD                  3/1/2031    5.250         256,824       242,293
      360,000       MONTGOMERY AL SPL CARE FACS                  9/1/2022    5.375         379,208       367,589
      650,000       MONTGOMERY CNTY PA INDL DEV RE               2/1/2014    5.375         645,698       649,435
      375,000       MONTGOMERY CNTY PA INDL DEV RE               2/1/2028    6.125         369,638       384,420
      200,000       MONTGOMERY CNTY TX MUN UTIL                  3/1/2017    4.900         200,835       200,216
      250,000       MONTGOMERY IL SPL ASSMT                      3/1/2030    4.700         250,242       236,338
      800,000       MOUNT CARBON MET DIST CO REV                 6/1/2043    7.000         800,000       800,000
      200,000       MOUNT CARBON MET DIST CO REV                 6/1/2043    1.000               -             -
      300,000       MOUNT DORA FL HEALTH FACS AUTH              8/15/2008    4.250         298,728       297,435
      260,000       MOUNTAIN REGL WTR SPL SVC DIST              12/1/2008    6.250         259,361       261,115
      500,000       MULESHOE TX INDPT SCH DIST                  2/15/2031    5.000         504,893       500,405
      500,000       MURRAY CITY UT HOSP REV                     5/15/2022    5.000         503,248       500,200
      140,000       NEW HAMPSHIRE HEALTH & ED                    7/1/2011    5.000         140,804       141,926
      480,000       NEW HAMPSHIRE HEALTH & ED                    7/1/2016    5.000         477,961       481,646
      300,000       NEW JERSEY ECONOMIC DEV AUTH                 1/1/2015    5.000         296,406       293,199
      250,000       NEW JERSEY HEALTH CARE FACS                  2/1/2021    5.000         259,197       258,168
      500,000       NEW JERSEY HEALTH CARE FACS FI             11/15/2033    5.189         500,000       468,520

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
       45,000       NEW MEXICO MTG FIN AUTH                      1/1/2026    6.950  $       47,397        45,660
      250,000       NEW MEXICO ST HOSP EQUIP LN                  7/1/2025    5.250         260,602       253,958
      250,000       NEW MEXICO ST HOSP EQUIP LN                 8/15/2017    5.000         249,026       240,553
      500,000       NEW RIVER CNMTY DEV DIST FL CP               5/1/2013    5.000         498,337       475,945
      215,000       NEW YORK CNTYS TOB TR IV                     6/1/2021    4.250         212,790       202,468
       30,000       NEW YORK N Y                                3/15/2029    5.000          30,882        30,954
      365,000       NEW YORK N Y                                3/15/2029    5.000         375,728       371,362
      350,000       NEW YORK ST DORM AUTH REVS                   7/1/2019    6.875         380,267       375,274
      750,000       NEW YORK ST MED CARE FACS FIN               11/1/2020    5.375         768,064       755,753
      215,000       NEW YORK ST MTG AGY REV                      4/1/2011    5.550         221,320       215,295
      500,000       NORMAN OKLA REGL HOSP AUTH REV               9/1/2024    5.500         509,893       516,165
      250,000       NORTH CAROLINA                               1/1/2032    5.250         248,625       232,808
      625,000       NORTH CAROLINA MED CARE                      7/1/2027    5.000         625,293       592,988
      500,000       NORTH CAROLINA MED CARE COMMN               10/1/2034    5.800         542,890       513,680
      250,000       NORTH CAROLINA MED CARE COMMN               2/15/2019    5.500         257,141       256,388
      150,000       NORTH CAROLINA MED CARE HLTH                10/1/2028    5.000         153,559       152,994
    1,300,000       NORTH CAROLINA MED CARE HLTH                10/1/2035    4.750       1,300,000     1,290,302
      420,000       NORTH CAROLINA MUN PWR AGY                   1/1/2017    5.125         435,532       427,787
    1,000,000       NORTH CENT TX HLTH FAC DEV                  5/15/2017    5.000       1,018,375     1,018,930
      535,000       NORTH CENT TX HLTH FAC DEV                 11/15/2010    7.000         559,959       564,184
      500,000       NORTH HARRIS CNTY TX REGL WTR              12/15/2032    5.000         516,560       514,135
      750,000       NORTH OAKS MN SR HSG REV                    10/1/2022    5.750         738,880       754,815
      350,000       NORTH RANGE MET DIST NO 1 CO               12/15/2024    5.000         363,852       345,797
      500,000       NORTHEAST NEB SOLID WASTE COAL              5/15/2023    4.900         502,218       500,435
      500,000       NORTHERN CA GAS AUTH NO 1                    7/1/2027    5.109         500,000       468,660
      500,000       NORTHERN MARIANA ISLANDS                    10/1/2022    5.000         504,144       481,845
      750,000       NORTHRN CA PWR AGY PUB PWR REV               7/1/2032    5.200         765,309       764,618
      250,000       OAKLAND CA UNI SCH DIST                      8/1/2024    5.000         259,911       262,125
      100,000       OAKRIDGE COMMUNITY DEVELOPMENT               5/1/2018    5.250         102,846       102,907
      565,000       OHIO ST AIR QUALITY DEV AUTH                 1/1/2024    5.450         578,321       565,791
    1,100,000       OKLAHOMA CNTY OK FIN AUTH REV              11/15/2040    5.000       1,100,000     1,086,789
      500,000       OKLAHOMA DEV FIN AUTH HOSP                  12/1/2023    5.125         496,394       508,650
      250,000       OKLAHOMA DEV FIN AUTH REV                   2/15/2032    5.000         255,232       252,880
       35,000       OKLAHOMA DEV FIN AUTH REV                   2/15/2029    6.000          36,726        36,258
      545,000       ORANGE CNTY FL HLTH FACS AUTH                7/1/2009    4.625         545,000       542,286
      640,000       OREGON ST HEALTH HSG EDL AUTH              11/15/2026    8.000         667,713       641,312
       30,000       OREGON ST HSG & CMNTY SVCS DEP               7/1/2022    5.700          30,394        30,227
      495,000       ORLEANS PARISH LA SCH BRD   ( c )            2/1/2015    5.526         327,452       335,031
      450,000       PALM BEACH CNTY FL HLTH FACS                10/1/2011    5.500         454,045       454,892
      675,000       PALM BEACH FL HEALTH FACS                  11/15/2029    5.125         684,130       662,688
      225,000       PALO ALTO CNTY IA HOSP REV                   8/1/2024    5.250         228,297       214,580
      425,000       PANTHER TRACE II FL CMNTY DEV               11/1/2010    5.000         426,745       424,715
      400,000       PAOLI IN BLDG CORP                          1/15/2032    5.000         405,907       402,156
      680,000       PARKLANDS LEE CMNTY DEV DIST                 5/1/2011    5.125         679,419       680,802
      250,000       PENNSYLVANIA INTRGVRNMNTL COOP              6/15/2021    5.000         257,455       255,190
      600,000       PENNSYLVANIA ST HIGHER EDL                  1/15/2022    6.000         621,135       642,912
      295,000       PENNSYLVANIA ST HIGHER EDL                  1/15/2031    6.000         309,038       315,057
      500,000       PENNSYLVANIA ST HIGHER EDL                  3/15/2030    5.750         516,181       509,275
      500,000       PENNSYLVANIA ST HIGHER EDL FAC              12/1/2018    5.000         515,324       518,035
      500,000       PENNSYLVANIA ST HIGHER EDL FAC               7/1/2039    5.039         500,000       477,305
       75,000       PENNSYLVANIA ST HIGHER EDL FAC             11/15/2016    5.875          79,875        76,490
      325,000       PENNSYLVANIA ST HIGHER EDL FAC             11/15/2016    5.875         335,885       331,815
      235,000       PENNSYLVANIA ST HIGHER EDL FAC             11/15/2021    5.875         254,553       239,928
      250,000       PHILADELPHIA PA HOSPS & HIGHER             11/15/2023    6.625         254,185       250,490

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      250,000       PHOENIX AZ STR & HWY USER REV                7/1/2011    6.250  $      255,917       250,468
      425,000       PIMA CNTY AZ INDL                            2/1/2015    6.625         425,000       430,610
      200,000       PIMA CNTY AZ INDL DEV                      12/15/2016    5.250         197,833       205,234
      215,000       PIMA CNTY AZ INDL DEV AUTH                   8/1/2012    6.250         215,000       217,973
      150,000       PIMA CNTY AZ INDL DEV AUTH                   7/1/2023    5.700         154,617       152,804
      465,000       PIMA CNTY AZ INDL DEV AUTH                   6/1/2016    6.000         465,000       472,965
      400,000       PIMA CNTY AZ INDL DEV AUTH                  12/1/2017    5.350         400,000       391,836
      490,000       PIMA CNTY AZ INDL DEV AUTH                   7/1/2014    4.650         488,585       482,577
      250,000       PIMA CNTY AZ INDL DEV AUTH                   6/1/2022    5.000         254,779       243,018
      850,000       PIMA CNTY AZ INDL DEV AUTH ED                2/1/2015    7.250         849,486       852,074
      150,000       PIMA CNTY AZ INDL DEV AUTH ED                7/1/2012    5.000         149,679       152,048
      500,000       PIMA CNTY AZ INDL DEV AUTH ED                7/1/2022    5.375         506,300       506,015
      500,000       PINAL CNTY ARIZ CTFS PARTN                  12/1/2026    5.000         504,940       504,765
      500,000       PINAL CNTY AZ INDL DEV AUTH                 10/1/2020    5.250         526,462       513,535
      486,000       PINGREE GROVE VILLAGE IL                     3/1/2015    5.250         482,119       491,487
      225,000       PITT CNTY NC REV                            12/1/2010    5.375         234,139       236,039
      750,000       PLEASANTS CNTY WV POLL CTL                   5/1/2015    6.150         791,909       772,710
      200,000       PORT AUTHORITY NY & NJ                      1/15/2032    5.375         202,399       202,228
    2,000,000       PORT EVERGLADES AUTH FL IMPT                 9/1/2016    5.000       2,015,604     2,005,140
      650,000       PORTLAND ME HSG DEV CORP                     8/1/2015    4.875         650,000       637,111
      250,000       PORTLAND ME HSG DEV CORP                     8/1/2021    5.700         250,000       256,398
      500,000       POTTER CNTY PA HOSP AUTH REV                 8/1/2024    6.050         519,943       505,600
      105,000       PRIVATE COLLEGES & UNIVS AUTH               10/1/2029    5.375         105,210       105,600
      250,000       PRIVATE COLLEGES&UNIVS AUTH GA              10/1/2014    5.250         258,080       256,065
      250,000       PROVO UT CHARTER SCH REV                    6/15/2037    5.500         250,000       237,210
      450,000       PUERTO RICO COMWLTH HWY                      7/1/2045    4.919         450,000       426,569
      500,000       PUERTO RICO ELEC                             7/1/2025    5.069         500,000       481,155
      500,000       PUERTO RICO SALES TAX FING                   8/1/2057    4.389         500,000       486,495
      750,000       QUAIL CREEK CMNTY FACS DIST                 7/15/2016    5.150         750,000       741,128
      400,000       RENO NV HOSP REV                             6/1/2032    5.250         415,645       406,648
      750,000       RENO SPARKS INDIAN COLONY NV                 6/1/2021    5.000         768,279       760,808
       45,000       REUNION EAST CMNTY DEV DIST                 11/1/2007    5.900          44,997        45,030
      250,000       RHODE ISLAND ST HLTH & ED BLDG              5/15/2026    5.250         256,070       254,833
      500,000       RICHARDSON TX HOSP AUTH REV                 12/1/2028    5.625         516,188       505,740
      500,000       RIVERSIDE MO INDL DEV AUTH                   5/1/2020    5.000         503,243       502,435
      350,000       RIVERSIDE MO INDL DEV AUTH                   5/1/2027    4.500         347,839       328,080
      250,000       RIVERWOOD ESTATES CMNTY DEV                  5/1/2013    5.000         250,000       237,973
    1,000,000       ROCKPORT IN POLLUTION CTL REV                6/1/2025    4.625       1,000,608       995,160
      500,000       SACRAMENTO CNTY CA CTFS PARTN               10/1/2027    4.750         500,482       501,565
      250,000       SACRAMENTO CNTY CA SANTN DIST               12/1/2035    4.395         250,000       238,100
      350,000       SACRAMENTO CNTY CA WTR FINGAU                6/1/2039    4.959         350,000       326,155
      250,000       SAGINAW MI HOSP FIN AUTH REV                 7/1/2030    6.500         266,976       266,735
    1,750,000       SAN BERNARDINO CNTY CA CTFS                  8/1/2028    5.000       1,800,038     1,769,303
      200,000       SAN DIEGO CA PUB FACS FING                  5/15/2025    5.000         202,286       200,196
      145,000       SAN DIEGO CA PUB FACS FING                  5/15/2025    5.000         145,431       145,142
      600,000       SAN JOAQUIN HILLS CA TRNS TOLL              1/15/2030    5.250         610,261       610,038
      250,000       SANTA CLARA CA REDEV TAX ALLOC               6/1/2015    5.000         252,344       250,633
      500,000       SARASOTA CNTY FL HEALTH FACS                 1/1/2027    5.500         509,400       494,105
      250,000       SARASOTA NATL CMNTY DEV DIS FL               5/1/2039    5.300         248,138       218,193
      410,000       SAYRE PA HLTH CARE FACS AUTH                12/1/2031    5.875         432,637       428,425
    1,000,000       SCAGO EDL                                   12/1/2021    5.000       1,052,521     1,013,890
    1,000,000       SCAGO EDL FACS CORP                         12/1/2026    5.000       1,052,521     1,041,380
      750,000       SCRANTON PENN PKG                            6/1/2027    5.250         761,303       761,310
      200,000       SEMINOLE TRIBE FL SPL OBLIG                 10/1/2022    5.750         207,701       210,330

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      500,000       SEMINOLE TRIBE FL SPL OBLIG RE              10/1/2024    5.500   $     506,906       511,000
      250,000       SENECA NATION INDIANS CAP                   12/1/2023    5.000         248,616       239,180
      625,000       SHELBY CNTY TN HLTH EDL & HSG  ( b )         1/1/2029    5.550         556,863       188,069
      150,000       SHELBY CNTY TN HLTH EDL & HSG  ( b )         1/1/2019    5.350         134,966        45,261
      500,000       SHELBY CNTY TN HLTH EDL & HSG                9/1/2011    4.900         500,000       499,275
      750,000       SHELBY CNTY TN HLTH EDL & HSG                9/1/2016    5.250         744,705       749,970
      500,000       SHELBY CNTY TN HLTH EDL & HSG                9/1/2026    5.625         496,237       501,190
      250,000       SKAGIT CNTY WA                              12/1/2008    4.650         250,976       250,460
      500,000       SKAGIT CNTY WASH PUB HOSP                   12/1/2025    5.625         518,170       519,590
    1,000,000       SKOWHEGAN ME POLLUTN                        11/1/2013    5.900       1,000,000     1,001,840
      750,000       SOUTH CAROLINA JOBS ECON DEV                 4/1/2027    5.500         750,000       750,000
      500,000       SOUTH CAROLINA JOBS ECON DEV                 4/1/2024    5.000         514,080       493,090
      695,000       SOUTH CAROLINA JOBS ECONOMIC                11/1/2010    4.650         695,000       685,055
      750,000       SOUTH CAROLINA JOBS ECONOMIC                 5/1/2011    5.000         750,000       747,773
      500,000       SOUTH CAROLINA JOBS ECONOMIC               11/15/2027    6.000         504,670       504,670
      750,000       SOUTH CAROLINA JOBS ECONOMIC               11/15/2042    5.150         750,000       750,000
    1,000,000       SOUTH COAST CONSERVANCY DIST                 1/1/2028    5.250         993,759     1,056,980
      850,000       SOUTH DAKOTA ST HEALTH                       7/1/2030    3.910         850,000       850,000
      250,000       SOUTH DAKOTA ST HEALTH & EDL                11/1/2034    5.250         259,788       256,305
    1,525,000       SOUTH DAKTA ST HEATH & EDL FAC               7/1/2024    3.910       1,525,000     1,525,000
      170,000       SOUTH LAKE CNTY HOSP DIST FL                10/1/2022    6.000         177,201       176,183
      165,000       SOUTH LAKE CNTY HOSP DIST FLA               10/1/2008    4.250         164,919       164,863
      640,000       SOUTH LAKE CNTY HOSP FL                     10/1/2013    5.500         640,025       665,613
      300,000       SOUTHERN MN MUN PWR AGY SUPPLY               1/1/2013    1.850         300,000       299,121
      250,000       SOUTHWESTERN IL DEV AUTH REV                8/15/2015    5.375         258,652       255,610
    1,500,000       SOUTHWESTERN IL DEV AUTH REV                8/15/2029    5.625       1,541,213     1,519,680
      250,000       SOUTHWESTERN IL DEV AUTH REV                11/1/2026    5.625         248,171       243,848
      165,000       SOUTHWESTERN ILL DEV AUTH REV                4/1/2010    6.000         163,327       162,466
    1,250,000       ST JOHN BAPTIST PARISH LA REV                6/1/2037    5.125       1,250,000     1,248,775
      250,000       ST JOHNS CNTY FL INDL DEV                   10/1/2017    5.000         250,000       240,848
      400,000       ST JOSEPH CNTY IND ECONOMIC                 5/15/2014    5.750         409,912       406,796
    1,000,000       ST JOSEPH MO INDL DEV AUTH TAX              11/1/2019    5.100         986,638       989,200
      500,000       ST JOSEPH MO INDL DEV AUTH TAX              11/1/2023    5.375         495,971       497,845
      500,000       ST JOSHEP CNTY IN HOSP AUTH                 2/15/2028    5.250         512,233       500,120
      800,000       ST LOUIS CNTY MO HSG AUTH   ( b )           11/1/2014    8.500         800,000       292,312
      250,000       ST LOUIS CNTY MO INDL DEV                    9/1/2021    5.375         255,474       256,173
      250,000       ST LOUIS CNTY MO INDL DEV AUTH             11/15/2022    5.000         254,016       238,245
    1,000,000       ST LOUIS CNTY MO INDL DEV AUTH              12/1/2027    5.370       1,000,000     1,006,580
      485,000       ST LOUIS MO INDL DEV AUTH TAX                5/1/2026    5.125         482,052       462,336
      525,000       ST PAUL MN HSG & REDEV HOSP                11/15/2014    5.250         537,483       543,837
      249,958       ST TAMMANY PARISH LA FIN AUTH               12/1/2039    5.250         256,170       260,604
      310,000       STERLING HILL CMNTY DEV DIST                11/1/2010    5.500         309,133       310,347
      300,000       STERLING HILL CMNTY DEV DIST                 5/1/2011    5.100         300,000       292,080
      500,000       STONEYBROOK SOUTH CMNTY DEV FL              11/1/2015    5.450         498,168       477,155
      500,000       SULLIVAN CNTY TN HEALTH EDL                  9/1/2036    5.250         516,802       493,025
      135,000       SUMMIT ACADEMY NORTH MI PUB                  7/1/2009    6.250         136,125       140,482
      445,000       SUMMIT ACADEMY NORTH MI PUB                 11/1/2011    4.750         445,146       441,476
       83,000       SUNDANCE CMNTY FACS DIST AZ                  7/1/2008    5.000          83,000        83,070
      500,000       TANGIPAH0A PARISH LA HOSP SVC                2/1/2015    5.375         523,530       530,665
      750,000       TARRANT CNTY TX CLUTURAL ED                11/15/2036    6.000         773,199       765,353
    1,000,000       TARRANT CNTY TX CULTURAL ED                11/15/2026    6.000       1,038,052     1,022,120
      250,000       TARRANT CNTY TX CULTURAL ED                 2/15/2013    5.000         249,646       247,378
      750,000       TARRANT CNTY TX HEALTH FACS                 12/1/2027    5.000         763,130       775,035
      250,000       TEXAS MUN GAS ACQUISITION                  12/15/2026    5.973         250,000       230,443

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      250,000       TEXAS MUN GAS CORP                         12/15/2026    5.089   $     250,000       235,135
      135,000       TEXAS ST AFFORDABLE HSG CORP                10/1/2008    4.100         135,000       134,819
      500,000       TEXAS ST PUB FIN AUTH CHARTER                9/1/2018    5.500         500,000       494,525
      800,000       TEXAS STUDENT HSG AUTH REV  ( b )            1/1/2014   11.000         800,000        20,000
    1,500,000       TISONS LANDING CMNTY DEV DIST               11/1/2011    5.000       1,499,145     1,450,155
      475,000       TOB SECURITIZATION AUTH NORTH                6/1/2023    4.750         462,201       461,919
      300,000       TOBACCO SETTLEMENT FING CO NJ                6/1/2015    5.000         310,199       300,831
      750,000       TOBACCO SETTLEMENT FING CORP                 6/1/2011    5.000         752,050       750,923
    1,000,000       TOBACCO SETTLEMENT FING CORP                 6/1/2041    5.000         997,519       847,800
    1,025,000       TOBACCO SETTLEMENT REV MGMT                 5/15/2022    6.000       1,058,989     1,054,090
      635,000       TODD CREEK FARMS MET DIST NO 1              12/1/2009    4.750         631,769       627,805
      250,000       TOLEDO LUCAS CNTY OH PORT AUTH              12/1/2035    5.375         257,990       255,705
    2,000,000       TRAVIS CNTY TX HEALTH FACS DEV             11/15/2035    4.750       2,000,000     1,987,280
      840,000       TRAVIS CNTY TX HSG FIN CORP  ( b )           6/1/2035    9.250         840,000       323,089
      500,000       TWIN VALLEY PUB PWR RV                      9/15/2022    5.250         510,320       500,640
      855,000       TYLER TX HEALTH FACS DEV CORP               11/1/2027    5.375         896,795       886,344
    1,000,000       TYLER TX HEALTH FACS DEV CORP                7/1/2009    6.600       1,009,243     1,007,030
      200,000       UNIVERSITY CITY MO INDL DEV AU             12/20/2030    6.000         211,226       200,484
      671,000       UTAH ASSOCIATED MUNI POWER SYS               5/1/2022    4.750         671,000       636,081
      250,000       UTAH CNTY UT HOSP REV                       8/15/2026    5.250         253,053       252,830
      750,000       VALLEY AL SPL CARE FACS FING                11/1/2011    5.450         764,891       764,415
    1,245,000       VERANO CTR CMNTY DEV DIST FL                11/1/2012    5.000       1,245,000     1,189,685
      300,000       VERRADO CMNTY FACS DIST NO 1                7/15/2013    6.000         300,000       312,234
      300,000       VIGO CNTY IN HOSP AUTH REV                   9/1/2027    5.500         296,756       292,197
    2,000,000       VIRGINIA ST HSG DEV AUTH                     7/1/2036    5.375       2,094,877     2,048,280
      250,000       VISTANCIA CMNTY FACS DIST AZ                7/15/2008    4.150         250,000       249,705
      350,000       WASHINGTON CNTY IA HOSP REV                  7/1/2017    5.250         349,724       352,415
      750,000       WASHINGTON CNTY OK MED AUTH                 11/1/2010    5.500         763,529       758,498
    1,000,000       WASHINGTON CNTY PA AUTH REV                 12/1/2029    6.150       1,062,056     1,006,780
      500,000       WASHINGTON ST                                7/1/2022    5.000         515,890       516,730
      500,000       WASHINGTON ST HEALTH CARE FACS               7/1/2038    6.250         500,000       500,000
    1,150,000       WASHINGTON ST HSG FIN COMMN                  1/1/2017    5.250       1,145,747     1,159,557
      650,000       WASHINGTON ST HSG FIN COMMN                  1/1/2013    5.100         650,000       651,801
      500,000       WATERS EDGE CMNTY DEV DIST                  11/1/2012    5.000         500,222       477,785
      605,000       WATSON RD CMNTY FACS DIST AZ                 7/1/2008    4.600         605,426       602,864
      750,000       WEATHERFORD HOSP AUTH OK REV                 5/1/2016    6.000         767,934       775,358
      125,000       WELD CNTY CO CTFS PARTN                    12/15/2019    5.125         127,762       127,096
      250,000       WEST VLGS IMPT DIST FLA REV                  5/1/2037    5.500         250,000       225,613
    1,000,000       WESTERN GENERATION AGY OR                    1/1/2021    5.000       1,011,315       942,050
      200,000       WESTPARK CMNTY FACS DIST AZ                 7/15/2016    4.900         200,000       193,748
      500,000       WHITEHOUSE TX INDPT SCH DIST  ( c )         2/15/2025    4.650         225,043       211,930
       60,000       WHITMORE LAKE MI PUB SCH DIST                5/1/2028    5.000          62,248        61,774
      500,000       WI ST HEALTH EDL FACS                        6/1/2028    5.700         520,328       503,800
      255,000       WILL CNTY IL SPL ED JT                       1/1/2021    5.500         265,821       270,782
      500,000       WINKLER COUNTY TX                           2/15/2031    5.250         516,695       502,660
      460,000       WISCONSIN HEALTH & EDL FACS                 8/15/2016    4.600         458,654       459,880
    1,000,000       WISCONSIN HEALTH & EDL FACS                 12/1/2034    4.750       1,000,000       996,950
      250,000       WISCONSIN ST HEALTH & EDL                  11/15/2032    6.000         269,086       259,498
      450,000       WISCONSIN ST HEALTH & EDL FACS               7/1/2017    6.000         463,381       473,621
      350,000       WISCONSIN ST HEALTH & EDL FACS               7/1/2021    6.000         359,987       365,540
      250,000       WISCONSIN ST HEALTH & EDL FACS              10/1/2013    4.500         248,694       251,175
      235,000       WISCONSIN ST HEALTH & EDL FACS             11/15/2023    6.000         251,310       246,698
      350,000       WISCONSIN ST HEALTH & EDL FACS              5/15/2029    5.125         361,423       338,433
      250,000       WISCONSIN ST HEALTH & EDL FACS               7/1/2026    5.000         259,394       246,540

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2007

      Face                                                                                                              Percent
     Amount                                                     Maturity    Coupon                      Market            of
   or shares                      Security                        date       rate        Cost          value (a)       net assets
----------------    ----------------------------------------   ----------   ------   -------------   -------------   ------------
      250,000       WISCONSIN ST HEALTH & EDL FACS               3/1/2015    4.650   $     250,000       246,475
      400,000       WISCONSIN ST HEALTH & EDL FACS               9/1/2015    5.000         400,000       390,280
      250,000       WISCONSIN ST HEALTH & EDL FACS              2/15/2034    5.375         255,770       250,905
    1,150,000       WOODHILL PUB FAC CORP TEX                   12/1/2015    7.250       1,136,002     1,129,404
      250,000       YORK CNTY PA INDL DEV AUTH REV              10/1/2019    6.450         250,000       250,593
      250,000       YUBA CTY CL REDEV AGY TAX ALLO               9/1/2027    5.125         255,343       252,413
      400,000       ZEPHYR RIDGE CMNTY DEV DIST FL               5/1/2013    5.250         400,850       385,444
                                                                                     -------------  ------------
                                                                                       314,945,846   309,366,034           94.54%

               Cash Equivalents:
 2,118,130      SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate %3.36                    2,118,130     2,118,130            0.65%
                                                                                     -------------  -------------    ------------

                Grand total  (d)                                                     $ 333,256,954   327,363,328          100.04%
                                                                                     =============  =============    ============

 Notes to investments in securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) At September 30, 2007, the cost for Federal income tax purposes was $333,256,954. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:


Gross unrealized appreciation                        $    1,574,511
Gross unrealized depreciation                            (7,468,137)
                                                        ------------
   Net unrealized depreciation                       $   (5,893,627)
                                                        ============

(e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

        Geographical Diversification                                    Percent
    ---------------------------------------------------------------------------

         Illinois                                                        10.41%
         Texas                                                           10.31
         Florida                                                          8.83
         California                                                       5.51
         Lousiana                                                         3.78
         Pennsylvania                                                     3.64
         Arizona                                                          3.50
         Missouri                                                         3.30
         South Carolina                                                   2.98
         Indiana                                                          2.75
         Wisconsin                                                        2.55
         Other                                                           42.27
                                                                   ------------
                                                                        100.00%
                                                                   ------------

Item 2. Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.



                                                                      SIGNATURES
                                                    [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST



By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer and Treasurer

Date: November 19, 2007



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer

Date: November 19, 2007



By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Treasurer

Date: November 19, 2007


*Print the name and title of each signing officer under his or her signature.